ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

 AZL® Allianz AGIC Opportunity Fund
(formerly AZL® OCC Opportunity Fund)
AZL® BlackRock Capital Appreciation Fund
AZL® Columbia Mid Cap Value Fund
AZL® Columbia Small Cap Value Fund, Class 2
AZL® Davis New York Venture Fund, Class 2
AZL® Dreyfus Equity Growth Fund
AZL® Eaton Vance Large Cap Value Fund
 AZL® Franklin Small Cap Value Fund
 AZL® Franklin Templeton Founding Strategy Plus Fund
 AZL® Gateway Fund
 AZL® International Index Fund
 AZL® Invesco Equity and Income Fund
(formerly AZL® Van Kampen Equity and Income Fund)
AZL® Invesco Growth and Income Fund
(formerly AZL® Van Kampen Growth and Income Fund)
 AZL® Invesco International Equity Fund

 AZL® JPMorgan International Opportunities Fund
(formerly AZL® Morgan Stanley International Equity Fund)
AZL® JPMorgan U.S. Equity Fund, Class 2
AZL® MFS Investors Trust Fund
AZL® Mid Cap Index Fund
 AZL® Money Market Fund
 AZL® Morgan Stanley Global Real Estate Fund
(formerly AZL® Van Kampen Global Real Estate Fund)
AZL® Morgan Stanley Mid Cap Growth Fund
(formerly AZL® Van Kampen Mid Cap Growth Fund)
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
 AZL® S&P 500 Index Fund, Class 1 and Class 2
AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2
AZL® Small Cap Stock Index Fund
AZL® Turner Quantitative Small Cap Growth Fund

PROSPECTUS DATED MAY 1, 2011

Allianz Investment Management LLC (the “Manager”)

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies (each a “Contact” and collectively the “Contacts”) they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This Prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.

Questions?

Call toll free at 1-877-833-7113 or contact your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.

AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

TABLE OF CONTENTS

AZL®Allians AGIC Opportunity Fund	3	More about the Funds	90
AZL® BlackRock Capital Appreciation Fund	7	Overview	90
AZL® Columbia Mid Cap Value Fund	10	Investment Strategies	95
AZL® Columbia Small Cap Value Fund, Class 2	13	Investment Risks	99
AZL® Davis New York Venture Fund, Class 2	16	Fund Management	112
AZL® Dreyfus Equity Growth Fund	19	The Manager	112
AZL® Eaton Vance Large Cap Value Fund	22	The Subadvisers of the Funds	112
AZL® Franklin Small Cap Value Fund	26	The Portfolio Managers of the Funds	115
AZL® Franklin Templeton Founding Strategy Plus		More Information About Fund Management	122
Fund	29	Duties of the Manager and Subadvisers	122
AZL® Gateway Fund	33	Payments to Affiliated Insurance Companies	123
AZL® International Index Fund	36	Transfer Supported Features of Certain Annuity
AZL® Invesco Equity and Income Fund	39	Contracts	123
AZL® Invesco Growth and Income Fund	43	Management Fees	124
AZL® Invesco International Equity Fund	46	Legal Proceedings124	125
AZL® JPMorgan International Opportunities Fund	49	The Administrator	127
AZL® JPMorgan U.S. Equity Fund, Class 2	53	The Distributor	127
AZL® MFS Investors Trust Fund	57	The Custodian	127
AZL® Mid Cap Index Fund	60	Licensing Arrangements	127
AZL® Money Market Fund	63	Disclosure of Portfolio Holdings	128
AZL® Morgan Stanley Global Real Estate Fund	66
AZL® Morgan Stanley Mid Cap Growth Fund	69
AZL Russell 1000 Growth Index Fund	72
AZL Russell 1000 Value Index Fund	74	Shareholder Information	129
AZL® S&P 500 Index Fund, Class 1 and Class 2	76	Pricing of Fund Shares	129
AZL® Schroder Emerging Markets Equity Fund,		Money Market Fund	129
Class 1 and Class 2	79	Purchase and Redemption of Shares	129
AZL® Small Cap Stock Index Fund	83	Market Timing	130
AZL® Turner Quantitative Small Cap Growth Fund	86	Distribution (12b-1) Fees	131
		Dividends, Distributions, and Taxes	131
		Financial Highlights	132
Tax Information	89
Financial Intermediary Compensation	89

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                        AZL® Allianz AGIC Opportunity Fund

AZL® Allianz AGIC Opportunity Fund

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137.90% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion at the time of investment.

The subadviser’s investment process focuses on bottom-up, fundamental analysis. The subadviser considers “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the subadviser will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through extensive, in-depth proprietary research, the subadviser searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The subadviser generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the subadviser conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The subadviser may interview company management, competitors and other industry experts to

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                      AZL® Allianz AGIC Opportunity Fund

gauge the company’s business model, future prospects, and financial outlook. For new investments, the subadviser generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the subadviser may trim positions in industries that become significantly overweight relative to the Fund’s benchmark. The subadviser seeks to diversify the portfolio among different industries.

The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Capitalization Risk Investing in small- and micro-cap companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Initial Public Offerings Risk  Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized.  The trading market for these securities may be limited.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                     AZL® Allianz AGIC Opportunity Fund

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking to add an aggressive growth component to your portfolio
•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and micro-cap growth stocks

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.  Prior to July 1, 2010, this Fund was subadvised by Oppenheimer Capital LLC, an affiliate of Allianz Global Investors Capital LLC, and was known as AZL OCC Opportunity Fund.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	33.97%
Lowest (Q4, 2008)	-29.67%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2002)
AZL® Allianz AGIC Opportunity Fund	18.78%	3.83%	6.96%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	6.08%

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

 Fund Summaries                                                                                       AZL® Allianz AGIC Opportunity Fund

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Allianz Global Investors Capital LLC serves as the subadviser to the Fund.

The portfoilio managers for the Fund, since inception, are Michael Corelli, Managing Director, and Eric Sartorius, Senior Vice President.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                        AZL® BlackRock Capital Appreciation Fund

AZL® BlackRock Capital Appreciation Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.14%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.01% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock. The Fund generally invests in mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the subadviser’s opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.

Although the subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the subadviser’s opinion, the stock reaches its price target, or when the company’s future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock’s

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                          AZL® BlackRock Capital Appreciation Fund

valuation becomes less attractive, a significant price change occurs, or when the subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage.  The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•
Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•
Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Who May Want To Invest?

Consider investing in this Fund if you are:

•	Seeking capital growth over the long term
•	Investing for long-term goals, such as retirement

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                            AZL® BlackRock Capital Appreciation Fund

they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	16.20%
Lowest (Q4, 2008)	-19.81%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (4/29/2005)
AZL® BlackRock Capital Appreciation Fund	19.20%	2.97%	6.09%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	5.55%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Capital Management, Inc. serves as the subadviser to the Fund.

The Fund’s portfolio managers are: Jeffrey R. Lindsey, CFA, Managing Director, since inception, and Edward P. Dowd, Managing Director, since 2006.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                        AZL® Columbia Mid Cap Value Fund

AZL® Columbia Mid Cap Value Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.11%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.69% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the Fund’s subadviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:

▪	Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                           AZL® Columbia Mid Cap Value Fund

▪
Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

▪	A company’s current operating margins relative to its historic range and future potential.

▪
Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•	Selection Risk Because this fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking to add a mid-cap value stock component to your portfolio
•	Able to withstand the risks associated with investing in mid-cap value stocks
•	Looking for a fund that emphasizes the value style of investing

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                         AZL® Columbia Mid Cap Value Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	20.85%
Lowest (Q4, 2008)	-35.44%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (5/1/2006)
AZL® Columbia Mid Cap Value Fund	22.66%	-4.15%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	2.59%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Columbia Management Investment Advisers, LLC, serves as the subadviser to the Fund.

The Fund’s portfolio managers since inception are:  David I. Hoffman, Portfolio Manager; Diane L. Sobin, CFA, Portfolio Manager; Lori J. Ensinger, CFA, Portfolio Manager; and Noah J. Petrucci, CFA, Portfolio Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                      AZL® Columbia Small Cap Value Fund, Class 2

AZL® Columbia Small Cap Value Fund, Class 2

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.12%
Total Annual Fund Operating Expenses	1.27%
(1)
Other Expenses includes reimbursements paid to the Manager for management fees previously waived and/or the cost of expenses previously paid by the Manager pursuant to a written contract between the Fund and the Manager limiting operating expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.84% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the Fund’s subadviser believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.

The Fund’s subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Fund’s subadviser considers, among other factors:

▪	Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

▪
Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund’s subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                         AZL® Columbia Small Cap Value Fund, Class 2

▪	A company’s current operating margins relative to its historic range and future potential.

▪
Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund’s subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking long-term growth of capital
•	Willing to accept the risk associated with investing in undervalued smaller-capitalization stocks for the potential reward of greater capital appreciation

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                     AZL® Columbia Small Cap Value Fund, Class 2

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	20.52%
Lowest (Q4, 2008)	-23.24%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/3/2004)
AZL® Columbia Small Cap Value Fund	25.93%	2.10%	5.14%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	6.28%(1)
(1) The since inception performance data for the Russell 2000® Value Index is calculated from April 30, 2004.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Columbia Management Investment Advisers, LLC serves as the subadviser to the Fund.

The Fund’s portfolio managers since inception are:  Stephen D. Barbaro, CFA, Lead Manager, Jeremy Javidi, CFA, Co-manager, and John S. Barrett, CFA, Co-mananger, since March 2011.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                         AZL® Davis New York Venture Fund, Class 2

AZL® Davis New York Venture Fund, Class 2

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.08%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.78% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The subadviser considers selling securities if it believes the stock’s market price exceeds the subadviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                        AZL® Davis New York Venture Fund, Class 2

the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•	Headline Risk The value of a company’s securities may decline in value if the company is the subject of adverse media attention.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking long-term growth of capital
•	More comfortable with established, well-known companies
•	Investing for the long term

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                            AZL® Davis New York Venture Fund, Class 2

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.68%
Lowest (Q4, 2008)	-25.23%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (11/5/2001)
AZL® Davis New York Venture Fund	12.05%	0.84%	2.90%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	4.77%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Davis Selected Advisors, L.P. serves as the subadviser to the Fund.

The portfolio managers of the Fund since inception are: Christopher C. Davis, Chairman, and Kenneth C. Feinberg, Vice President.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                              AZL® Dreyfus Equity Growth Fund

AZL® Dreyfus Equity Growth Fund

Investment Objective

The Fund seeks long-term growth of capital and income.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.77%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.11%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.52% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

To pursue this goal, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The subadviser manages the Fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                              AZL® Dreyfus Equity Growth Fund

The subadviser continually monitors the securities in the Fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The subadviser also may sell a security if an event occurs that contradicts the subadviser’s rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, the subadviser may sell a security if better investment opportunities emerge elsewhere. The subadviser also may liquidate a security if the subadviser changes the Fund’s industry or sector weightings.

The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

•
Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Dividend Risk Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•     Investing for long-term goals, such as retirement
•	Seeking income and growth of capital
•	Seeking to add a large capitalization component to your portfolio

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                            AZL® Dreyfus Equity Growth Fund

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	16.65%
Lowest (Q4, 2008)	-24.68%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (11/5/2001)
AZL® Dreyfus Equity Growth Fund	22.92%	3.50%	2.15%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	3.04%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

The Dreyfus Corporation serves as the subadviser to the Fund.

Elizabeth Slover, Senior Vice President, has been the portfolio manager of the Fund since January 2009.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                              AZL® Eaton Vance Large Cap Value Fund

AZL® Eaton Vance Large Cap Value Fund

Investment Objective

The Fund seeks total return.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.47% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the subadviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks.

The Fund also may invest in convertible debt securities of any credit quality (including securities rated below investment grade), in real estate investment trusts, and in nonincome producing stocks. The Fund’s holdings will represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any one industry. The Fund may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities. The portfolio manager may sell a security when the subadviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost, or to pursue more attractive investment options.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                AZL® Eaton Vance Large Cap Value Fund

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the subadviser’s research staff. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of the company’s competitiveness, and estimates of the company’s net value. Many of these considerations are subjective.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

The Fund may invest not more than 15% of its net assets in illiquid securities.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Dividend Risk  Stocks that are expected to pay dividends may pay lower dividends or no dividends at all.  Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

•
Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•
Security Quality Risk  The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•	Portfolio Turnover Risk The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                AZL® Eaton Vance Large Cap Value Fund

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking capital growth over the long term
•	Investing for long-term goals, such as retirement
•	Seeking to add a value stock component to your portfolio
•	Can withstand volatility in the value of your investment

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	18.83%
Lowest (Q4, 2008)	-23.07%

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                               AZL® Eaton Vance Large Cap Value Fund

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2001)
AZL® Eaton Vance Large Cap Value Fund	9.83%	0.08%	1.96%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.51%(1)
(1) The since inception performance data for the Russell 1000® Value Index is calculated from April 30, 2001.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Eaton Vance Management (“Eaton Vance”) serves as the subadviser to the Fund.  The Fund is managed by a team led by Michael R. Mach, CFA.

The portfolio managers of the Fund since October 2009 are:  Michael R. Mach, Matthew F. Beaudry, John D. Crowley, and Stephen J. Kaszynski, CFA.  Each is a Vice President of Eaton Vance.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                     AZL® Franklin Small Cap Value Fund

AZL® Franklin Small Cap Value Fund

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.48% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally, debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. In choosing investments that are undervalued, the Fund’s subadviser focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company’s industry or a company’s earnings history;

•	Recent sharp price declines but with the potential for good long-term earnings prospects, in the subadviser’s opinion;

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                    AZL® Franklin Small Cap Value Fund

•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or is a “value,” when it is less than the price at which the subadviser believes it would trade if the market reflected all factors relating to the company’s worth. The subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The Fund may invest up to 25% of its total assets in foreign securities.

The Fund employs a bottom-up stock selection process and the manager invests in securities without regard to benchmark comparisons.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking long-term growth of capital
•	Willing to accept the additional risk associated with investing in undervalued small capitalization securities for the potential reward of greater capital appreciation

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                       AZL® Franklin Small Cap Value Fund

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	24.52%
Lowest (Q4, 2008)	-28.55%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2003)
AZL® Franklin Small Cap Value Fund	27.11%	3.96%	9.84%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	10.42%(1)
(1) The since inception performance data for the Russell 2000® Value Index is calculated from April 30, 2003.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Franklin Advisory Services LLC serves as the subadviser to the Fund.

The Fund’s portfolio managers, since inception, are:  William J. Lippman, President; Y. Dogan Sahin, CFA, Research Analyst; Bruce Baughman, CPA, senior vice president; Margaret McGee, vice president; and Don Taylor, CPA, senior vice president.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                       AZL® Franklin Templeton Founding Strategy Plus Fund

AZL® Franklin Templeton Founding Strategy Plus Fund

Investment Objective

The Fund seeks long-term capital appreciation, with income as a secondary goal.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursment(1)	-0.06%
Total Annual Fund Operating Expenses After Expense Reimbursment(1)	1.20%

(1)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.20% through April 30, 2012.  After April 30, 2012, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$394	$686	$1,517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.09% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:

•	Mutual Shares Strategy

•	Templeton Growth Strategy

•	Franklin Income Strategy

•	Templeton Global Bond Strategy

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                     AZL® Franklin Templeton Founding Strategy Plus Fund

The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.

The Fund may also allocate up to 5% of its net assets (which amount will reduce the aggregate amount of its assets allocated to the four strategies) to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Fund’s investment performance and may limit the Fund’s ability to benefit from rising markets while protecting the Fund in declining markets. The Fund may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner or at all may have an adverse impact on the Fund’s earnings.

•
Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•
Security Quality Risk  The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.  Security quality risk is sometimes known as “high yield risk” or “junk bond risk.”

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                         AZL® Franklin Templeton Founding Strategy Plus Fund

•
Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•
Special Situations Risk  The Fund may use investment strategies that are intended to take advantage of mergers, reorganizations, or other unusual events.  If the change or event does not occur, the Fund may not receive the anticipated benefit or may incur a loss.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•	Income Risk Falling interest rates may cause the Fund’s income to decline.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and Barclay’s Capital U.S. Aggregate Bond Index (50%) in propotions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                         AZL® Franklin Templeton Founding Strategy Plus Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	8.87%
Lowest (Q2, 2010)	-6.82%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (10/23/2009)
AZL® Franklin Templeton Founding Strategy Plus Fund	10.02%	10.57%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	14.83%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.53%
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	12.13%	12.30%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund. As of November 12, 2010, Brian Muench, President of the Manager, is primarily responsible for determining allocations to each strategy.

Mutual Shares Strategy:  Franklin Mutual Advisers, LLC serves as the subadviser to the Fund for the Mutual Shares Strategy.  The portfolio managers for the Mutual Shares Strategy, since inception, are: Peter A. Langerman, Chairman, President and Chief Executive Officer; F. David Segal, CFA, Portfolio Manager; and Deborah A. Turner, CFA, Assistant Portfolio Manager.

Franklin Income Strategy:  Franklin Advisers Inc. serves as the subadviser to the Fund for the Franklin Income Strategy.  The portfolio managers for the Franklin Income Strategy, since inception, are:  Charles B. Johnson, Chairman; Matt Quinlin, Research Analyst; Edward D. Perks, CFA, Senior Vice President; and Alex W. Peters, CFA, Vice President.

Templeton Global Bond Strategy:  Franklin Advisers Inc. serves as the subadviser to the Fund for the Templeton Global Bond Strategy.  The portfolio managers for the Templeton Global Bond Strategy, since inception, are Michael Hasenstab, Ph.D., Senior Vice President; and Canyon Chan, CFA, Senior Vice President, since January 2011.

Templeton Growth Strategy:  Templeton Global Advisers Limited serves as the subadviser to the Fund for the Templeton Growth Strategy.  The portfolio managers for the Templeton Growth Strategy, since inception, are:  Lisa F. Myers, CFA, Executive Vice President, Portfolio Manager/Research Analyst; Tucker Scott, CFA, Executive Vice President, Lead Portfolio Manager/Research Analyst, and Norman J. Boersma, CFA, President, since March 2011.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                                        AZL® Gateway Fund

AZL® Gateway Fund

Investment Objective

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement(2)	-0.34%
Total Annual Fund Operating Expenses After Expense Reimbursment(2)	1.27%

(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.25% through April 30, 2012.  After April 30, 2012, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$129	$475	$844	$1,882

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From April 30, 2010 through December 31, 2010, the Fund’s portfolio turnover rate was 27.90% of the average value of its portfolio.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                                        AZL® Gateway Fund

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. The Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.

•
Correlation Risk  The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to the index underlying its option positions.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Options Risk  The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                                   AZL® Gateway Fund

extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Gateway Investment Advisers, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception, are J. Patrick Rogers, president and chief executive officer of Gateway, Paul R. Stewart, senior vice president and chief investment officer of Gateway, and Michael T. Buckius, a senior vice president of Gateway.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                    AZL® International Index Fund

AZL® International Index Fund

Investment Objective

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement(1)	-0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.77%

(1)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.77% through April 30, 2012. After April 30, 2012, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$259	$455	$1,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.94% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                    AZL® International Index Fund

Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                     AZL® International Index Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	17.43%
Lowest (Q2, 2010)	-14.96%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (5/1/2009)
AZL® International Index Fund	7.12%	23.69%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.21%	26.16%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment manager to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception and December 2009, respectively, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries A                                                                                     ZL® Invesco Equity and Income Fund

AZL® Invesco Equity and Income Fund

Investment Objective

The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.11%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.65% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund’s subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                        AZL® Invesco Equity and Income Fund

options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Fund may also allocate up to 5% of its net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.  The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets.  This strategy is intended to reduce the potential volatility of the Fund’s investment performance.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Mortgage-Related and Other Asset-Backed Risk  Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.

•	Income Risk Falling interest rates may cause the Fund’s income to decline.

•
Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                      AZL® Invesco Equity and Income Fund

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking a high level of income
•	Seeking to grow your capital over the long-term
•	Able to withstand volatility in the value of the shares of the Fund
•	Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance is also compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to June 1, 2010, the Fund was subadvised by Van Kampen Asset Management, and named AZL Van Kampen Equity and Income Fund.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	16.83%
Lowest (Q4, 2008)	-13.29%

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                      AZL® Invesco Equity and Income Fund

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/3/2004)
AZL® Invesco Equity and Income Fund	11.74%	3.91%	5.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.37%

Management
Allianz Investment Management LLC serves as the investment adviser to the Fund.

Invesco Advisers, Inc. serves as the subadviser to the Fund.

The portfolio managers of the Fund, since inception, are: Thomas B. Bastian, Lead Portfolio Manager, Mary Jayne Maly, James O. Roeder, Mark J. Laskin and Sergio Marcheli, each a Portfolio Manager, and, since June 2010, Chuck Burge, Portfolio Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                  AZL® Invesco Growth and Income Fund

AZL® Invesco Growth and Income Fund

Investment Objective

The Fund seeks income and long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.76%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.11%
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.94% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by S&P® or by Moody’s.

In selecting securities for investment the Fund will focus primarily on the security’s potential for income and capital growth. The Fund’s subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund’s subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund’s subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                    AZL® Invesco Growth and Income Fund

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

Principal Investment Risks

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking income and growth of capital
•	Pursuing a balanced approach to investments in both growth and income producing securities

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                     AZL® Invesco Growth and Income Fund

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to June 1, 2010, the Fund was subadvised by Van Kampen Asset Management, and named AZL Van Kampen Growth and Income Fund.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	21.78%
Lowest (Q4, 2008)	-20.18%

 Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2001)
AZL® Invesco Growth and Income Fund	12.37%	2.11%	4.02%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.51%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Invesco Advisers, Inc. serves as the subadviser to the Fund.

The portfolio managers of the Fund, since inception, are: Thomas B. Bastian. Lead Portfolio Manager, and Mary Jayne Maly, James O. Roeder, Mark J. Laskin and Sergio Marcheli, a Portfolio Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                  AZL® Invesco International Equity Fund

AZL® Invesco International Equity Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses

Fees and expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.29%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.35% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of foreign issuers that are considered by the Fund’s subadviser to have strong earnings growth. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least three countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund’s subadviser intends to invest no more than 20% of the Fund’s total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                    AZL® Invesco International Equity Fund

securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The subadviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Foreign Risk Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•
Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking to add an international stock investment to your portfolio
•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                   AZL® Invesco International Equity Fund

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.20%
Lowest (Q4, 2008)	-20.57%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2002)
AZL® Invesco International Equity Fund	12.52%	5.18%	7.67%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	7.26%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Invesco Advisers, Inc. serves as the subadviser to the Fund.

The Fund’s portfolio managers are: Shuxin Cao, Lead Portfolio Manager, since 2003; Jason T. Holzer, Lead Portfolio Manager, since inception; Clas G. Olsson, Lead Portfolio Manager, since inception; Barrett K. Sides, Lead Portfolio Manager, since inception; Matthew W. Dennis, Portfolio Manager, since 2003.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                AZL® JPMorgan International Opportunities Fund

AZL® JPMorgan International Opportunities Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.34%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.02% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund’s assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund’s assets may also be invested to a limited extent in emerging markets issuers. Developed countries primarily include those in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, which is the Fund’s benchmark; emerging markets include most other countries in the world not in the MSCI EAFE Index or Canada. The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities, and warrants and rights. Under normal market conditions, the Fund invests at least 80% of its net assets in equity investments.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                 AZL® JPMorgan International Opportunities Fund

The Fund will invest substantially in securities denominated in foreign currencies and may seek to enhance returns and manage currency risk where appropriate through managing currency exposure.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation and stock selection.

The subadviser selects securities for the Fund’s portfolio using its own investment process to determine which companies are most likely to provide high total return to shareholders. The subadviser chooses the most attractive securities in each sector and builds the portfolio bottom up. Stocks in each industry are ranked with the help of fundamental valuations, then selected for investment. The subadviser may adjust currency exposure to manage risks and reduce currency deviations relative to its benchmark, where practical.

Through its extensive global equity research and analytical systems, the subadviser seeks to generate an information advantage. Using fundamental analysis, the subadviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s subadviser then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

The Fund may invest a substantial part of its assets in just one region or country.

The Fund may also invest in real estate investment trusts (REITS) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate.

Principal Investment Risks

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•	Country/Regional Risk Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                      AZL® JPMorgan International Opportunities Fund

•
Capitalization Risk  Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking capital appreciation over the long-term
•	Are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of foreign issuers, including in emerging market countries
•	Can withstand the volatility in the value of your shares in the Fund
•	Investing for long-term goals, such as retirement

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance. To provide a more accurate representation of benchmark performance, the Fund changed its benchmark from the Morgan Stanley Capital International (“MSCI”) World Index to the MSCI Europe Australasia and Far East (“MSCI EAFE”) Index. The Fund’s performance is measured against both indices, which are both unmanaged.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.  Prior to May 1, 2011, this Fund was subadvised by Morgan Stanley Investment Management Inc. and was known as AZL Morgan Stanley International Equity Fund.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                               AZL® JPMorgan International Opportunities Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.13%
Lowest (Q2, 2010)	-13.71%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2003)
AZL® JPMorgan International Opportunities Fund	5.95%	4.95%	9.29%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	10.78%(1)
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	12.34%	2.99%	8.72%(1)
(1) The since inception performance data for the MSCI EAFE Index and MSCI World Index is calculated from April 30, 2003.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund.

As of May 1, 2011, the portfolio manager for the Fund is Jeroen Huysinga, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                          AZL® JPMorgan U.S. Equity Fund, Class 2

AZL® JPMorgan U.S. Equity Fund, Class 2

Investment Objective

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.    The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.14%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.11% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. The Fund’s subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance.

Within each sector, the Fund focuses on those equity securities that the subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the subadviser seeks to limit the Fund’s volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                AZL® JPMorgan U.S. Equity Fund, Class 2

indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the subadviser employs a three-step process that combines research, valuation, and stock selection.

The subadviser takes an in-depth look at company prospects over a relatively long period – often as much as five years – rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the subadviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

The subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:

•	Catalysts that could trigger a rise in a stock’s price;

•	High potential reward compared to potential risk; and

•	Temporary mispricings cause by apparent market overreactions.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•
ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                              AZL® JPMorgan U.S. Equity Fund, Class 2

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking growth of capital
•	Willing to accept the risks associated with investing in mid to large cap growth stocks

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

 Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	16.84%
Lowest (Q4, 2008)	-22.09%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/3/2004)
AZL® JPMorgan U.S. Equity Fund	12.97%	1.96%	3.55%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.89%

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                              AZL® JPMorgan U.S. Equity Fund, Class 2

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund.

The portfolio managers of the Fund, since 2009, are Thomas Luddy, Managing Director, and Susan Bao, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                              AZL® MFS Investors Trust Fund

AZL® MFS Investors Trust Fund

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.36% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Massachusetts Financial Services Company (“MFS”), the Fund’s subadviser, normally invests the Fund’s assets primarily in equity securities.  Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the Fund’s assets in foreign securities.

MFS may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                              AZL® MFS Investors Trust Fund

investments.  Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors and collars.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Leveraging Risk  The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking capital appreciation
•	Able to withstand volatility in the value of your investment

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                 AZL® MFS Investors Trust Fund

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	21.27%
Lowest (Q4, 2008)	-25.31%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (4/29/2005)
AZL® MFS Investors Trust Fund	11.01%	4.74%	8.13%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.63%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Massachusetts Financial Services Company (“MFS”) serves as the subadviser to the Fund.

T. Kevin Beatty and Nicole M. Zatlyn, both Investment Officers of MFS, have been portfolio managers for the Fund since October 26, 2009.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                           AZL® Mid Cap Index Fund

AZL® Mid Cap Index Fund

Investment Objective

The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.31% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2010, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                              AZL® Mid Cap Index Fund

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                              AZL® Mid Cap Index Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2010)	13.31%
Lowest (Q2, 2010)	-10.52%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (May 1, 2009)
AZL® Mid Cap Index Fund	24.67%	34.11%
S&P 400 Midcap Index (reflects no deduction for fees, expenses, or taxes)	26.64%	35.84%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception and December 2009, respectively, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                    AZL® Money Market Fund

AZL® Money Market Fund

Investment Objective

The Fund seeks current income consistent with stability of principal.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Specifically, the Fund may invest in:

1)
U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

2)
High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor’s, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.

3)	Unrated notes, paper and other instruments that are determined by the subadviser to be of comparable quality to the instruments described above.

4)	Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

5)	Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

6)	Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.

7)	Repurchase agreements relating to the above instruments.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                          AZL® Money Market Fund

8)	Funding agreements, issued by highly rated U.S. Insurance Companies.

9)	State and local debt issues.

10)	Municipal securities guaranteed by the U.S. government.

The Fund will invest at least 97% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating.

The Fund seeks to maintain a net asset value of $1.00 per share.

Principal Risks of Investing in the Fund

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.

•
Asset-Backed Securities Risk  Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held trust.  Asset-backed securuities are subject to credit, interest rate, prepayment and extension risks.  These securities also are subject to risk of default of the underlying asset, particulary during periods of economic downturn.

•	Interest Rate Risk Debt securities held by the Fund may decline in value due to rising interest rates.

•	Credit Risk The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund’s earnings.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Income Risk Falling interest rates may cause the Fund’s income to decline.

•
Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

•
Call Risk  If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date.  The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

•
Repurchase Agreements and Purchase and Sale Contracts Risk  If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

•
U.S. Government Obligations Risk  Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United states.

Who May Want To Invest?

Consider investing in this Fund if you:
•	Are seeking preservation of capital
•	Have a low risk tolerance
•	Have a short term investing horizon or goal

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                           AZL® Money Market Fund

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2001)	1.24%
Lowest (Q4, 2010)	0.00%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Ten Years Ended December 31, 2010
AZL® Money Market Fund	0.00%	2.36%	1.95%
Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.14%	2.13%	2.12%

The seven-day yield for the period ended December 31, 2010 was 0.00%. For the Fund’s current 7-day yield, telephone 877-833-7113 toll-free.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Institutional Management Corporation serves as the subadviser to the Fund.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                         AZL® Morgan Stanley Global Real Estate Fund

AZL® Morgan Stanley Global Real Estate Fund

Investment Objective

The Fund seeks to provide income and capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.18%
Total Annual Fund Operating Expenses	1.33%

(1)	Other Expenses have been restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.85% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The subadviser’s approach emphasizes a bottom-up driven stock selection with a top-down global allocation.

The subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down global allocation overweights and underweights of each of the regions contained in the FTSE/EPRA/NAREIT Developed Real Estate Index by focusing on key regional criteria, which include relative valuation, underlying real estate fundamentals, and demographic and macroeconomic considerations (for example, population, employment, household information and income). The subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the subadviser considers broad demographic and macroeconomic factors as well as criteria

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                       AZL® Morgan Stanley Global Real Estate Fund

such as space demand, new construction and rental patterns. The subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Principal Investment Risks

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking capital growth and income over the long-term
•	Willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry
•	Able to withstand volatility in the value of their shares of the Fund

•	Wishing to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries AZL® Morgan Stanley Global Real Estate Fund

they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to June 1, 2010, the Fund was subadvised by Van Kampen Asset Management and was known as the AZL Van Kampen Global Real Estate Fund.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	38.85%
Lowest (Q4, 2008)	-30.62%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (5/1/2006)
AZL® Morgan Stanley Global Real Estate Fund	20.86%	0.42%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes)	20.40%	0.42%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Morgan Stanley Investment Management, Inc. serves as the subadviser to the Fund.

The portfolio managers of the Fund, since inception, are:  Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                             AZL® Morgan Stanley Mid Cap Growth Fund

AZL® Morgan Stanley Mid Cap Growth Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses

Annual Fund Operating Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.15%
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.95% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell Midcap Growth Index, which as of December 31, 2010, was between $752 million and $22.1 billion. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as swaps, structured investments, options, futures and options on futures, for a variety of purposes including, hedging risk management, portfolio management or to earn income. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                        AZL® Morgan Stanley Mid Cap Growth Fund

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities.

The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).  The Fund may also invest in privately-placed securities.

Principal Investment Risks

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Convertible Securities Risk The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•
Real Estate Investments Risk  The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Currency Risk   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Seeking capital growth over the long-term
•	Not seeking current income from their investment
•	Able to withstand substantial volatility in the value of their shares of the Fund
•	Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                           AZL® Morgan Stanley Mid Cap Growth Fund

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to June 1, 2010, the Fund was subadivised by Van Kampen Asset Management and was known as the AZL Van Kampen Mid Cap Growth Fund.

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	25.30%
Lowest (Q4, 2008)	-28.50%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (5/1/2001)
AZL® Morgan Stanley Mid Cap Growth Fund	32.50%	7.49%	6.93%
Russell MidCap® Growth Index (reflects no deduction for fees and expenses)	26.38%	4.88%	4.67%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Morgan Stanley Investment Management, Inc. serves as the subadviser to the Fund.

The portfolio managers for the Fund, are:  Dennis P. Lynch, since 2003, David S. Cohen, since 2003, Sam G. Chainani, since 2004, and Jason C. Yeung, since September 2007, Managing Directors, and Alexander T. Norton, since 2005, and Armistead B. Nash, since September 2008, Executive Directors.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                     AZL® Russell 1000 Growth Index Fund

AZL® Russell 1000 Growth Index Fund

Investment Objective

The Fund seeks to match the total return of the Russell 1000 Growth Index.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.88%
Expense Reimbursement(1)	-0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.85%
(1)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund fees and Expenses), to 0.84% through April 30, 2012. After April 30, 2012, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 years	10 Years
$87	$278	$485	$1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From April 30, 2010 through December 31, 2010, the Fund’s portfolio turnover rate was 28.90% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests in all stocks in the Russell 1000® Growth Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                    AZL® Russell 1000 Growth Index Fund

segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Growth Stocks Risk Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                       AZL® Russell 1000 Value Index Fund

AZL® Russell 1000 Value Index Fund

Investment Objective

The Fund seeks to match the total return of the Russell 1000 Value Index.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From April 30, 2010 through December 31, 2010, the Fund’s portfolio turnover rate was 24.70% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund normally invests in all stocks in the Russell 1000® Value Index (the “Index”) in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                       AZL® Russell 1000 Value Index Fund

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Value Stocks Risk Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since inception, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                     AZL® S&P 500 Index Fund, Class 1 and Class 2

AZL® S&P 500 Index Fund, Class 1 and Class 2

Investment Objective

The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®).

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fee	0.17%	0.17%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.29%	0.54%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$30	$93	$163	$368
Class 2	$55	$173	$302	$677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.71% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                    AZL® S&P 500 Index Fund, Class 1 and Class 2

advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking long-term growth of capital through broad exposure to better established U.S. companies

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                      AZL® S&P 500 Index Fund, Class 1 and Class 2

Performance Bar Chart and Table (Class 2)

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	15.75%
Lowest (Q4, 2008)	-22.35%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (Class 1 – 5/14/2007 and Class 2 – 5/1/2007)
AZL® S&P 500 Index Fund (Class 1)	14.75%	-3.19%
AZL® S&P 500 Index Fund (Class 2)	14.57%	-3.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	-2.31%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since October 2009 and December 2009, respectively, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

 Fund Summaries                              AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fee	1.23%	1.23%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.45%	1.70%
Expense Reimbursement(1)	-0.05%	-0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.40%	1.65%

(1)
The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.40% for Class 1 and 1.65% for Class 2 through April 30, 2012. After April 30, 2012, the Manager may terminate the contract for any reason on 30 days written notice to the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$143	$454	$787	$1,731
Class 2	$168	$531	$918	$2,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.09% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund’s subadviser believes to be “emerging market” issuers. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, Global Depository Receipts, European Depository Receipts or other similar

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                 AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

securities representing ownership of foreign securities. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (“ETFs”), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has “emerging market” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in “emerging market” countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund’s subadviser currently considers “emerging market” issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund’s subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund’s investments. The Fund’s subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund’s assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund’s subadviser considers a variety of factors, including the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund’s subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund’s subadviser believes they are fully priced or to take advantage of other investments the Fund’s subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund’s subadviser may hedge some of the Fund’s foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                              AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•
Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.

•
Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

•
Convertible Securities Risk  The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

•
ETF and Investment Company Risk  Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.

•	Liquidity Risk An investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns.

•
Initial Public Offerings Risk  Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized.  The trading market for these securities may be limited.

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking long-term capital growth from foreign investments
•	Willing to assume the greater risks of share price fluctuations and losses that are typical of an aggressive fund focusing on growth stock instruments
•	Willing to assume the risks of investing in emerging foreign countries

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                 AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

Performance Bar Chart and Table (Class 2)

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	31.94%
Lowest (Q3, 2008)	-27.35%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (Class 1 – 5/6/2007 and Class 2 – 5/1/2006)
AZL® Schroder Emerging Markets Equity Fund (Class 1)	12.61%	3.04%
AZL® Schroder Emerging Markets Equity Fund (Class 2)	12.40%	5.42%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	19.20%	9.62%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Schroder Investment Management North America Inc. serves as the subadviser to the Fund.

The portfolio managers for the Fund, since December 2007, are:  Allan Conway, Head of Emerging Market Equities; Robert Davy, Fund Manager, Equities; James Gotto Fund Manager, Equities; and Waj Hashmi, Fund Manager, Equities.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                  AZL® Small Cap Stock Index Fund

AZL® Small Cap Stock Index Fund

Investment Objective

The Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.26%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.38% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The subadviser invests in a representative sample of stocks included in the S&P SmallCap 600 Index® and in futures whose performance is related to the index, rather than attempting to replicate the index.

The subadviser attempts to have a correlation between the Fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The subadviser selects the Fund’s investments using a “sampling” process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index®. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index® is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                            AZL® Small Cap Stock Index Fund

In seeking to match the performance of the index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•
Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance.  In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•
Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking long term growth of capital from broad exposure to equities of smaller companies

•	Willing to accept the risk associated with securities of smaller, less-established companies

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                            AZL® Small Cap Stock Index Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.83%
Lowest (Q4, 2008)	-25.21%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (5/1/2007)
AZL® Small Cap Stock Index Fund	25.49%	0.51%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	26.31%	0.89%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the subadviser to the Fund.

The portfolio managers for the Fund, since October 2009 and December 2009, respectively, are:  Debra Jelilian, Managing Director, and Edward Corallo, Managing Director.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries AZL®                                                           Turner Quantitative Small Cap Growth Fund

AZL® Turner Quantitative Small Cap Growth Fund

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.22%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index. These securities may be traded over the counter or listed on an exchange.

The subadviser selects securities for the Fund’s portfolio that it believes, based on a quantitative model, have strong earnings growth potential. The Fund’s investment strategy is to invest in companies that receive high rankings from the subadviser’s proprietary quantitative model. The model seeks to identify attractive small cap growth securities based on such growth characteristics as superior earnings prospects, reasonable valuations, and other fundamental characteristics believed to have predictive value. The subadviser will seek to maintain sector weightings that approximate those of the Russell 2000 Growth Index, the Fund’s benchmark.

Generally, the subadviser sells securities when a stock’s ranking declines relative to its peers.

The Fund may invest in foreign securities listed on U.S. exchanges and in initial public offerings.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                              AZL® Turner Quantitative Small Cap Growth Fund

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.

•	Selection Risk Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.

•
Capitalization Risk Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

•
Growth Stocks Risk  Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole.  Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.

•
Initial Public Offerings Risk  Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized.  The trading market for these securities may be limited.

•
Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

•	Portfolio Turnover The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund’s performance.

Who May Want To Invest?

Consider investing in this Fund if you are:
•	Investing for long-term goals, such as retirement
•	Seeking long-term growth of capital
•	Willing to accept the risk of investing in smaller capitalization stocks for the potential reward of greater capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                               AZL® Turner Quantitative Small Cap Growth Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.27%
Lowest (Q4, 2008)	-26.57%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (April 29, 2005)
AZL® Turner Quantitative Small Cap Growth Fund	28.83%	2.52%	4.32%
Russell 2000® Growth Index (reflects no deduction for fees, expenses and taxes)	29.09%	5.30%	7.98%

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

Turner Investment Partners, Inc. serves as the subadviser to the Fund.

The portfolio manager for the Fund is:  David Kovacs, CFA, Chief Investment Officer of Quantitative Strategies (since 2007).

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 89 in this prospectus.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                               Tax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”).  Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract.  You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                Overview

MORE ABOUT THE FUNDS

Overview

The Allianz Variable Insurance Products Trust (the “VIP Trust”) consists of 27 separate investment portfolios (together, the “Funds,” “VIP Funds” or “Allianz VIP Funds,” and each individually, a “Fund,” “VIP Fund,” or “Allianz VIP Fund”). Each Fund is a diversified open-end fund and a series of the VIP Trust. Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the “Board,” the “Trustees” or the “Board of Trustees”), the Funds are managed by Allianz Investment Management LLC (the “Manager”), which in turn has retained certain asset management firms (the “subadvisers”) to make investment decisions on behalf of the Funds. The Manager selected each subadviser based on the subadviser’s experience with the investment strategy for which it was selected. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies (the “Contracts”) offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of Contract owners who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.

This prospectus is designed to help you make informed decisions about certain investment options available under your Contract. You will find details about how your Contract works in the related Contract prospectus.

This prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through the Contracts.

The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus.

Unless otherwise indicated, any percentage limitation on a Fund’s holdings set forth in the summaries above is applied only when that particular type of security is purchased.

Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Funds may be added or removed from the VIP Trust from time to time.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                      Overview

The following Funds have names that suggest a focus on a particular type of investment:

AZL Columbia Mid Cap Value Fund
AZL Columbia Small Cap Value Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Invesco Equity and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund

In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” policy, which means that it may be changed without the vote of a majority of a Fund’s outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

The investment objective of each Fund, except the AZL Money Market Fund, may be changed by the Trustees without shareholder approval.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                  Overview

The following chart identifies each Fund, its subadviser(s), and certain affiliates of the subadvisers:

Fund	subadviser
AZL Allianz AGIC Opportunity Fund	Allianz Global Investors Capital LLC (affiliated with the Manager)
AZL BlackRock Capital Appreciation Fund	BlackRock Capital Management, Inc. (affiliated with BlackRock Institutional Management Corporation, and BlackRock Investment Management, LLC)
AZL Columbia Mid Cap Value Fund	Columbia Management Investment Advisers, LLC
AZL Columbia Small Cap Value Fund	Columbia Management Investment Advisers, LLC
AZL Davis New York Venture Fund	Davis Selected Advisers, L.P.
AZL Dreyfus Equity Growth Fund	The Dreyfus Corporation (affilated with the Custodian)
AZL Eaton Vance Large Cap Value Fund	Eaton Vance Management
AZL Franklin Small Cap Value Fund	Franklin Advisory Services, LLC (affiliated with, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited)
AZL Franklin Templeton Founding Strategy Plus Fund
Franklin Mutual Advisers, LLC (Mutual Shares)/ Templeton Global Advisors Limited (Templeton Growth)/ Franklin Advisers, Inc. (Franklin Income Securities and Templeton Global Bond) (affiliated with Franklin Advisory Services, LLC)

AZL Gateway Fund	Gateway Investment Advisers, LLC
AZL International Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL Invesco Equity and Income Fund	Invesco Advisers, Inc.
AZL Invesco Growth and Income Fund	Invesco Advisers, Inc.
AZL Invesco International Equity Fund	Invesco Advisers, Inc.
AZL JPMorgan International Opportunities Fund	J.P. Morgan Investment Management Inc.
AZL JPMorgan U.S. Equity Fund	J.P. Morgan Investment Management Inc.
AZL MFS Investors Trust Fund	Massachusetts Financial Services Company
AZL Mid Cap Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL Money Market Fund	BlackRock Institutional Management Corporation (affiliated with BlackRock Capital Management, Inc. and BlackRock Investment Management, LLC )
AZL Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
AZL Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Investment Management Inc.
AZL Russell 1000 Growth Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL Russell 1000 Value Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL S&P 500 Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL Schroder Emerging Markets Equity Fund	Schroder Investment Management North America Inc.
AZL Small Cap Stock Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc. and BlackRock Institutional Management Corporation)
AZL Turner Quantitative Small Cap Growth Fund	Turner Investment Partners, Inc.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                 Overview

The following chart identifies Funds which have changed name or subadvisers during the last year:

Date	Current Fund name (subadviser)	Previous Fund name (subadviser)
June 1, 2010	AZL Morgan Stanley Global Real Estate Fund AZL Morgan Stanley Mid Cap Growth Fund (Morgan Stanley Investment Management Inc.)	AZL Van Kampen Global Real Estate Fund AZL Van Kampen Mid Cap Growth Fund (Van Kampen Asset Management)
July 1, 2010	AZL Allianz AGIC Opportunity Fund (Allianz Global Investors Capital LLC)	AZL OCC Opportunity Fund (Oppenheimer Capital LLC)
May 1, 2011	AZL JPMorgan International Opportunities Fund(1) (J.P. Morgan Investment Management Inc.)	AZL Morgan Stanley International Equity Fund (Morgan Stanley Investment Management Inc.)
	AZL Invesco Equity and Income Fund(2) AZL Invesco Growth and Income Fund(2) (Invesco Advisers, Inc.)	AZL Van Kampen Equity and Income Fund AZL Van Kampen Growth and Income Fund (Invesco Advisers, Inc.)
(1) Prior to June 1, 2010, this Fund was known as the AZL Van Kampen International Equity Fund, and was subadvised by Van Kampen Asset management.

(2) Prior to June 1, 2010, these Funds were subadvised by Van Kampen Asset Management.

At a Special Meeting of Shareholders held on October 13, 2010, shareholders of AZL Allianz AGIC Growth Fund (“AGIC Growth”) approved an Agreement and Plan of Reorganization (the “Plan”) between AGIC Growth and AZL BlackRock Capital Appreciation Fund (“BlackRock”). Under the Plan, effective October 15, 2010, a “Reorganization” was completed whereby BlackRock has acquired all of the assets and assumed all of the liabilities of AGIC Growth in exchange for shares of BlackRock. Shares of BlackRock have been distributed proportionately to the shareholders of AGIC Growth in complete liquidation of AGIC Growth and the assumption of AGIC Growth’s liabilities. As a result of the Reorganization, AGIC Growth is no longer available.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                  Overview

Fund Operating Expense Limitation Agreements

The Manager and each of the following Funds have entered into a written agreement, through April 30, 2012, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the amount set forth below. After April 30, 2012, the Manager may terminate the agreement for any reason on 30 days written notice to the Fund. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

Name of Fund	Operating Expense Limitation (through April 30, 2012)
	Class 1	Class 2
Allianz AGIC Opportunity Fund	N/A	1.35%
BlackRock Capital Appreciation Fund	N/A	1.20%
Columbia Mid Cap Value Fund	N/A	1.30%
Columbia Small Cap Value Fund	1.10%	1.35%
Davis New York Venture Fund	0.95%	1.20%
Dreyfus Equity Growth Fund	N/A	1.20%
Eaton Vance Large Cap Value Fund	N/A	1.20%
Franklin Small Cap Value	N/A	1.35%
Franklin Templeton Founding Strategy Fund	N/A	1.20%
Gateway Fund	N/A	1.25%
International Index Fund	N/A	0.77%
Invesco Equity and Income Fund	N/A	1.20%
Invesco Growth and Income Fund	N/A	1.20%
Invesco International Equity Fund	N/A	1.45%
JPMorgan International Opportunities Fund	N/A	1.39%
JPMorgan U.S. Equity Fund	0.95%	1.20%
MFS Investors Trust Fund	N/A	1.20%
Mid Cap Index Fund	N/A	0.71%
Money Market Fund	N/A	0.87%
MS Global Real Estate Fund	N/A	1.35%
MS Mid Cap Growth Fund	N/A	1.30%
Russell 1000 Growth Fund	N/A	0.84%
Russell 1000 Value Fund	N/A	0.84%
S&P 500 Index Fund	0.46%	0.71%
Schroder Emerging Markets Equity Fund	1.40%	1.65%
Small Cap Stock Index Fund	N/A	0.71%
Turner Quantitative Small Cap Growth Fund	N/A	1.35%

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                            Investment Strategies

Investment Strategies

Temporary Defensive Positions

For temporary defensive purposes or when cash is temporarily available, each of the Funds may invest in investment grade, short term debt instruments, including government, corporate, and money market securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Frequent Trading

Each of the following Funds may engage in frequent trading in order to achieve its investment objectives. Frequent trading may result in higher transaction costs, which adversely affects a Fund’s performance.

•	AZL Allianz AGIC Opportunity Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Eaton Vance Large Cap Value Fund
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Turner Quantitative Small Cap Growth Fund

AZL Franklin Templeton Founding Strategy Plus Fund

The following briefly describes the investment goals and strategies of the four strategies currently utilized by the Fund. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Mutual Shares Strategy

The investment objective of the Mutual Shares Strategy is capital appreciation, with income as a secondary goal. Under normal market conditions, the strategy invests primarily in equity securities, including securities convertible into, or that the strategy’s subadviser expects to be exchanged for, common or preferred stock, of U.S. and foreign companies that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Mutual Shares Strategy invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests the equity portion of its portfolio primarily in companies with market capitalization values greater than $5 billion. It also may invest a significant amount of its assets in small capitalization companies. While the strategy generally purchases securities for investment purposes, the subadviser may seek to influence or control management, or invest in other companies that do so, when the subadviser believes the strategy may benefit. The strategy may invest a significant portion (up to 35%) of assets in foreign investments, which may include sovereign debt and participations in foreign government debt. The strategy may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the subadviser's opinion, it would be advantageous to the strategy to do so. The strategy may also, from time to time, attempt to hedge against market risk using a variety of derivatives. The strategy may also engage from time to time in an “arbitrage” strategy (generally by buying one security while at the same time selling short another security).

Templeton Growth Strategy

The investment objective of the Templeton Growth Strategy is long-term capital growth. Under normal market conditions, the strategy invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets and in depositary receipts. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the strategy may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. In selecting equity investments, the strategy’s subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value, and cash flow potential. The subadviser also considers a company’s

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                           Investment Strategies

price/earnings ratio, price/cash flow ratio, profit margins, liquidation value, and various other metrics to determine the intrinsic value of a stock.

Franklin Income Strategy

The investment objective of the Franklin Income Strategy is to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the strategy invests in a diversified portfolio of debt and equity securities. The strategy may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the strategy’s portfolio in a given market. The equity securities in which the strategy invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, mortgage and asset-backed securities, debentures, and shorter term instruments. The strategy seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. The strategy may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as “junk bonds”), including a portion in defaulted securities. The strategy maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the strategy may have significant investments in particular sectors. The strategy may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the strategy’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing debt and equity securities, the subadviser considers a variety of factors, including:

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

•	the experience and strength of the company’s management;

•	the company’s changing financial condition and market recognition of the change;

•	the company’s sensitivity to changes in interest rates and business conditions; and

•	the company’s debt maturity schedules and borrowing requirements.

When choosing equity investments, the subadviser applies a “bottom-up,” long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profit margins and liquidation value.

Templeton Global Bond Strategy

The investment objective of the Templeton Global Bond strategy is current income with capital appreciation and growth of income. Under normal market conditions, the strategy invests at least 80% of its net assets in bonds, including debt securities of any maturity, such as bonds, notes, bills and debentures.

The strategy invests predominantly in bonds issued by governments and government agencies located around the world. In addition, the strategy’s assets will be invested in issuers located in at least three countries (including the U.S.). Under normal market conditions, the strategy will invest at least 40% of its net assets in foreign securities. In addition, the strategy’s assets will be invested in issuers located in at least three countries (including the U.S.).

Although the strategy may buy bonds rated in any category, it focuses on “investment grade” bonds, which are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor’s (S&P®) or Moody’s Investors Service (Moody’s) or, if unrated, determined by the subadviser to be comparable. The strategy may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The strategy may invest without limit in developing markets.

For purposes of pursuing its investment goals, the strategy may enter into various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The use of these derivative transactions may allow the strategy to obtain net long or net negative (short)

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                           Investment Strategies

exposure to selected currencies. The strategy may also enter into interest rate and credit related transactions involving derivative instruments, including interest rate and credit default swaps, bond/interest rate futures contracts and options thereon. The use of these derivative transactions may allow the strategy to obtain net long or net short exposures to selected interest rates, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

The subadviser allocates the strategy’s assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

AZL Gateway Fund

The following is additional information regarding the Fund’s investment strategies.

Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price.

Because the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s volatility is expected to be closer to intermediate- to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments.

The Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The subadviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the subadviser. Generally, the subadviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The subadviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The subadviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                           Investment Strategies

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the 1940 Act. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                   Investment Risks

Investment Risks

The following provides additional information regarding the principal risks of investing in the Funds:

Asset-Backed Securities Risk
•AZL Money Market Fund
Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust.  Asset-backed, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.  The Fund’s investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets.  These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.  Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.  In addition, certain asset-backed securities are based on loans that are unsecurued, which means that there is no collateral to seize if the underlying borrower defults.

Call Risk
•AZL Franklin Templeton Founding Strategy Plus Fund •AZL Invesco Equity and Income Fund •AZL Money Market Fund
If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

Capitalization Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies’ securities and the Fund’s ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund’s investments will rise and fall based on investor perception rather than economic factors.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Convertible Securities Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund

The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

Correlation Risk
•AZL Gateway Fund	The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the Fund’s equity portfolio does not correlate to the index underlying its option positions.

Country/ Regional Risk
•AZL JPMorgan International Opportunities Fund
Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country’s or a region’s securities markets. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Credit Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the Fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund’s shares.

•AZL Money Market Fund	Although credit risk is low because the Fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the Fund’s assets could decline.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                             Investment Risks

Currency Risk
•AZL Allianz AGIC Opportunity Fund
•AZL Davis New York Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

Derivatives Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Dreyfus Equity Growth Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Russell 1000 Growth Index Fund
•AZL Russell 1000 Value Index Fund
•AZL S&P 500 Index Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund

The Funds listed may invest in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any Fund that invests derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to “cash settle”) are not covered through ownership of the underlying security, financial instrument, or currency. For more information, see “Additional Information on Portfolio Instruments and Investment Policies – Derivative Instruments” in the Funds’ Statement of Additional Information.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                Investment Risks

Dividend Risk
•AZL Dreyfus Equity Growth Fund •AZL Eaton Vance Large Cap Value Fund	There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Emerging Markets Risk
•AZL Davis New York Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund

In addition to the risks described under “Foreign Risk”, issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

•AZL Schroder Emerging Markets Equity Fund
Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

ETF and Investment Company Risk
•AZL JPMorgan U.S. Equity Fund •AZL Schroder Emerging Markets Equity Fund
The Fund may invest in ETFs or shares of open-end or closed-end investment companies, including single country funds. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                            Investment Risks

Foreign Risk
•AZL Allianz AGIC Opportunity Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis New York Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Gateway Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund

Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

•AZL Money Market Fund
The Fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

Growth Stocks Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Dreyfus Equity Growth Fund
•AZL Invesco International Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Russell 1000 Growth Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                         Investment Risks

Headline Risk
•AZL Davis New York Venture Fund
The subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While the subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.

Income Risk
•AZL Franklin Templeton Founding Strategy Plus Fund •AZL Invesco Equity and Income Fund •AZL Money Market Fund	Income risk is the chance that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term bonds.

Index Fund Risk
•AZL International Index Fund •AZL Mid Cap Index Fund •AZL Russell 1000 Growth Index Fund •AZL Russell 1000 Value Index Fund •AZL S&P 500 Index Fund •AZL Small Cap Stock Index Fund
The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund’s expenses, changes in securities markets, selection of certain securities for the portfolio to represent the index, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.

Industry Sector Risk
•AZL Allianz AGIC Opportunity Fund
The value of the Fund’s shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund’s share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

 More About the Funds                                                                                                                Investment Risks

•AZL Davis New York Venture Fund • AZL Invesco Equity and Income Fund
At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

•AZL Columbia Small Cap Value Fund •AZL Dreyfus Equity Growth Fund •AZL Franklin Templeton Founding Strategy Plus Fund
At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

•AZL Money Market Fund
Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

Initial Public Offerings Risk
•AZL Allianz AGIC Opportunity Fund •AZL Schroder Emerging Markets Equity Fund •AZL Turner Quantitative Small Cap Growth Fund
The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                      Investment Risks

Interest Rate Risk
•AZL BlackRock Capital Appreciation Fund •AZL Eaton Vance Large Cap Value Fund •AZL Invesco Growth and Income Fund •AZL Invesco International Equity Fund
Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

•AZL Money Market Fund
This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the Fund’s investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the Fund’s investments to decline.

•AZL Franklin Templeton Founding Strategy Plus Fund
As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Issuer Risk
•All of the Funds
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

Leveraging Risk
•AZL BlackRock Capital Appreciation Fund •AZL MFS Investors Trust Fund
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                      Investment Risks

Liquidity Risk
•AZL Allianz AGIC Opportunity Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL JPMorgan International Opportunities Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

•AZL Money Market Fund	The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Market Risk
•All of the Funds
The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund’s portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund’s portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                           Investment Risks

Mortgage-Related and Other Asset-Backed Risk
•AZL Invesco Equity and Income Fund
The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Options Risk
•AZL Gateway Fund
The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                               Investment Risks

Portfolio Turnover
•AZL Allianz AGIC Opportunity Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund

The Fund may actively and frequently trade its portfolio securities or may turn over a significant portion of its portfolio securities in a single year. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund’s performance.

Real Estate Investments Risk
•AZL Columbia Mid Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Gateway Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL Morgan Stanley Mid Cap Growth Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

•AZL Morgan Stanley Global Real Estate Fund
Because of the Fund’s policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                   Investment Risks

Repurchase Agreements and Purchase and Sale Contracts Risks
•AZL Money Market Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Security Quality Risk (also known as “High Yield Risk”)
•AZL Eaton Vance Large Cap Value Fund •AZL Franklin Templeton Founding Strategy Plus Fund
The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Selection Risk
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis New York Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Gateway Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund

The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund’s assets. The investment approach of some Funds emphasizes buying and holding securities, even through adverse markets, while the investment approach of other Funds emphasizes frequent trading in order to take advantage of short-term market movements. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                     Investment Risks

Special Situations Risk
•AZL Franklin Templeton Founding Strategy Plus Fund
Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the subadviser perceives to be “special situations”, such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer’s securities. The Fund’s investment might not produce the expected gains or could incur a loss for the portfolio.

U.S. Government Obligations Risks
•AZL Money Market Fund
Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Value Stocks Risk
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis New York Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•AZL Invesco Equity and Income Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Russell 1000 Value Index Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

FUND MANAGEMENT

The Manager

Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements (“Subadvisory Agreements”) with various subadvisers for portfolio management functions for the Funds. The subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees’ basis for approving the Funds’ Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds’ Annual Reports for the year ended December 31, 2010, and will be available in the Funds’ Semi-Annual Reports for the six-month period ended June 30, 2011.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager’s other clients are the Allianz Variable Insurance Products Fund of Funds Trust and two unregistered investment pools, and various affiliated entities. As of December 31, 2010, the Manager had aggregate assets under management of $8.68 billion. The Manager monitors and reviews the activities of each of the subadvisers.

Brian Muench is the president of the Manager and of the Trust and ultimately responsible for evaluating and selecting subadvisers for the Trust.  Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998.  Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010.  Mr Muench is also a vice president of Allianze Life.  Previously, Mr. Muench held positions with The Principal Financial Group.

The Manager’s address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

The Subadvisers of the Funds

Subadviser	Fund(s)
Allianz Global Investors Capital LLC (“AGIC”) is a Delaware limited liability company and is a registered investment adviser under the Investment Advisers Act of 1940. Its principal place of business is 600 West Broadway, Suite 2900, San Diego, California 92101 with additional offices located in New York and Texas.  As of December 31, 2010, AGIC had aggregate assets under management of $49 billion.  AGIC is affiliated with the Manager.
AZL Allianz AGIC Opportunity Fund
BlackRock Capital Management, Inc. (“BlackRock Capital”) was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Capital is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $3.56 trillion in investment company and other assets under management as of December 31, 2010. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.
AZL BlackRock Capital Appreciation Fund

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FUND MANAGEMENT

BlackRock Institutional Management Corporation (“BlackRock Institutional”) was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809.  BlackRock Institutional is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $3.56 trillion in investment company and other assets under management as of December 31, 2010.  BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.
AZL Money Market Fund
BlackRock Investment Management, LLC (“BlackRock Investment”) has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $3.56 trillion in investment company and other assets under management as of December 31, 2010. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.
AZL International Index Fund AZL Mid Cap Index Fund AZL S&P 500 Index Fund AZL Small Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund
Columbia Management Investment Advisers, LLC (“CMIA”) is located at 225 Franklin Street, Boston, MA 02110.  In addition to serving as an investment adviser to mutual funds, CMIA acts as investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.  CMIA is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Ameriprise Financial, Inc.  Ameriprise Financial, Inc. is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more then 110 years.
AZL Columbia Mid Cap Value Fund AZL Columbia Small Cap Value Fund
Davis Selected Advisers, L.P. (“Davis”) is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis’s principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2010, Davis managed over $71 billion in assets.
AZL Davis New York Venture Fund
The Dreyfus Corporation (“Dreyfus”) is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $301 billion in 195 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their finacial assets, operating 36 countries and serving more than 100 markets.  BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.  BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt.
AZL Dreyfus Equity Growth Fund

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FUND MANAGEMENT

Eaton Vance Management (“Eaton Vance”) is located at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates manage over $185 billion on behalf of mutual funds, institutional clients and individuals, as of December 31, 2010.
AZL Eaton Vance Large Cap Value Fund
Franklin Advisers, Inc. (“Franklin Advisers”) is located at One Franklin Parkway, San Mateo, CA 94403-1906. Together, Franklin Advisers and its affiliates manage over $670 billion in assets as of December 31, 2010.
AZL Franklin Templeton Founding Strategy Plus Fund (Franklin Income Strategy and Templeton Global Bond Strategy)
Franklin Advisory Services, LLC (“Franklin”) is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund’s investment subadviser, and was founded in 1947. Together, Franklin and its affiliates manage over $670 billion in assets as of December 31, 2010.
AZL Franklin Small Cap Value Fund
Franklin Mutual Advisers, LLC (“Franklin Mutual”) is located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. Together, Franklin Mutual and its affiliates manage over $670 billion in assets as of December 31, 2010.
AZL Franklin Templeton Founding Strategy Plus Fund (Mutual Shares Strategy)
Gateway Investment Advisers, LLC (“Gateway”) is located at 312 Walnut Street, 35th Floor, Cincinnati, OH 45202, serves as the subadviser of the Fund.  Gateway is a subsidiary of Natixis US.  Gateway had approximately $7.7 billion in assets under management at December 31, 2010.
AZL Gateway Fund
Invesco Advisers, Inc. (“Invesco”) is located at 1555 Peachtree, N.E., Atlanta, GA 30309, is the subadviser to the AZL Invesco International Equity Fund, AZL Invesco Equity and Income Fund, and AZL Invesco Growth and Income Fund.  Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.  Today, Invesco advises or manages investment portfolios, including the Funds, encompassing a broad range of investment objectives.  Invesco is an indirect wholly owned subsidiary of Invesco Ltd., Atlanta, GA.  Total net assets under the management of Invesco Ltd. And its affilates was approximantely $616.5 billion as of December 31, 2010.
AZL Invesco Equity and Income Fund AZL Invesco Growth and Income Fund AZL Invesco International Equity Fund
J.P. Morgan Investment Management Inc. (“JPMIM”) is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2010, JPMIM and its affiliates had $1.3 trillion in assets under management.
AZL JPMorgan International Opportunities Fund AZL JPMorgan U.S. Equity Fund
Massachusetts Financial Services Company (“MFS”) is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $219 billion as of December 31, 2010.
AZL MFS Investors Trust Fund

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FUND MANAGEMENT

Morgan Stanley Investment Management Inc. (“MSIM”) is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley.  MSIM, together with its affiliated asset management companies, had approximately $272.2 billion under management or supervision as of December 31, 2010. The offices of MSIM are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of MSIM serve as sub-subadvisers to the AZL Morgan Stanley Global Real Estate Fund, and are responsible for day-to-day management of the Funds' assets:  (i) Morgan Stanley Investment Management Limited, with headquarters located at 25 Cabot Square, Canary Wharf, London E144QA, England, and (ii) Morgan Stanley Investment Management Company, with headquarters located at 23 Church Street, #16-01 Capital Square, Singapore 049481.
AZL Morgan Stanley Global Real Estate Fund AZL Morgan Stanley Mid Cap Growth Fund
Schroder Investment Management North America Inc. (“Schroder”), 875 Third Avenue, 22nd Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroder. Schroder currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroder with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets.
AZL Schroder Emerging Markets Equity Fund
Templeton Global Advisors Limited (“Global Advisors”) is located in Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $670 billion in assets as of December 31, 2010.
AZL Franklin Templeton Founding Strategy Plus Fund (Templeton Growth Strategy)
Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh. Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, quantitative, and core/value equity investment strategies across all market capitalizations, totaling approximately $18 billion in assets under management as of December 31, 2010.
AZL Turner Quantitative Small Cap Growth Fund

The Portfolio Managers of the Funds

AZL Allianz AGIC Opportunity Fund

Michael Corelli, Managing Director and Portfolio Manager for AGIC’s Small Cap Growth team, is the co-portfolio manager of the AZL Allianz AGIC Opportunity Fund. Prior to joining the firm in 1999 as a research analyst, he spent six years at Bankers Trust as an analyst in the small and mid cap growth group. Mr. Corelli earned a BA from Bucknell University.

Eric Sartorius, Senior Vice President and Portfolio Manager for AGIC’s Small Cap Growth team, is the co-portfolio manager of the AZL Allianz AGIC Opportunity Fund. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He earned his B.A. from Williams College.

AZL BlackRock Capital Appreciation Fund

The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Capital Management, Inc. (BlackRock Capital), and Edward P. Dowd, Managing Director at BlackRock Capital. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

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FUND MANAGEMENT

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock Capital’s Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm’s growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm’s large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.

Mr. Dowd joined BlackRock Capital as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the technology and energy sectors. Prior to joining BlackRock Capital, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.

AZL Columbia Mid Cap Value Fund

David I. Hoffman is co-manager of the Fund. He has been in the investment industry since 1986. He is a Portfolio Manager of CMIA.  Prior to joining CMIA in May 2010, he was associated with Columbia Management Advisors, LLC (“CMA”) or its predecessors since 2001 as an investment professional.

Diane L. Sobin, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Portfolio Manager of CMIA. Prior to joining CMIA in May 2010, she was associated with CMA or its predecessors since 2001 as an investment professional.

Lori J. Ensinger, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Portfolio Manager of CMIA. Prior to joining CMIA in May 2010, she was associated with CMA or its predecessors since 2001 as an investment professional.

Noah J. Petrucci, CFA, is co-manager of the Fund. He has been in the investment industry since 1993. He is a Portfolio Manager of CMIA. Prior to joining CMIA in May 2010, he was associated with CMA or its predecessors since 2002 as an investment professional.

AZL Columbia Small Cap Value Fund

Stephen D. Barbaro, CFA, is the Fund’s lead manager. He has been in the investment industry since 1971. He is a Portfolio Manager of CMIA. Prior to joining CMIA in May 2010, he was associated with CMA or its predecessors since 2002.

Jeremy Javidi, CFA, is the Fund’s co-manager. He has been in the investment industry since 2000. He is a Portfolio Manager of CMIA. Prior to joining CMIA in May 2010, he was associated with CMA or its predecessors since 2005.

John S. Barrett, CFA, is the Fund’s co-manager.  He has been in the investment industry since 1995.  He is a Portfolio Manager of CMIA.  Prior to Joining CMIA in May 2010, he was associated with CMA or its predecessors since 2003.

AZL Davis New York Venture Fund

The portfolio managers of the Fund are Christopher C. Davis and Kenneth C. Feinberg, who together serve as portfolio manager for a number of large cap value equity portfolios managed by the subadviser. They are the persons primarily responsible for investing the Fund’s assets on a daily basis. Mr. Davis has over 22 years experience in investment management and securities research. He joined the subadviser in 1989. Mr. Feinberg joined the subadviser in 1994.

AZL Dreyfus Equity Growth Fund

Elizabeth Slover has been the portfolio manager of the Fund since January 2009. Ms. Slover is Managing Director at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of The Dreyfus Corporation, and is the director of The Boston Company’s core research team.  Ms. Slover has been a dual employee of Dreyfus and The Boston Company since September 2003.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

AZL Eaton Vance Large Cap Value Fund

The Fund is managed by a team of portfolio managers led by Michael R. Mach, CFA.  Mr. Mach manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance.  The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski, CFA (all since December 2009). Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006. Prior to joining Eaton Vance in July 2006, he was Senior Vice President and Senior Portfolio Manager at AllianceBernstein Investment Research and Management Company (May 2000 - June 2006). He is a Vice President of Eaton Vance. Mr. Crowley has been managing other Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance. Mr. Kaszynski has been managing other Eaton Vance portfolios since September 2008. Prior to joining Eaton Vance in 2008, he was Managing Director and Head of U.S. Equities for Credit Suisse Asset Management, as well as the lead portfolio manager of a Credit Suisse fund (January 2004 - January 2007). He is a Vice President of Eaton Vance.

AZL Franklin Small Cap Value Fund

William J. Lippman has primary responsibility for the investments of the Fund. Mr. Lippman is President and portfolio manager of the subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Advisory Services, LLC.

Y. Dogan Sahin, CFA, is a backup portfolio manager of the Fund and is part of a research team for other funds managed by Franklin Advisory Services. Mr. Sahin joined Franklin Advisory Services in September 2003. Prior to his current position, Mr. Sahin was a research analyst working primarily with the Franklin Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July, 2001. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

Bruce Baughman, CPA,  is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is backup portfolio manager of the Fund. She is Vice President and portfolio manager of the subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor, CPA,  is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.

AZL Franklin Templeton Founding Strategy Plus Fund

Mutual Shares Strategy:

Peter A. Langerman, President and Chief Executive Officer of Franklin Mutual, Mr. Langerman rejoined Franklin Templeton Investments in 2005 and assumed the duties of lead portfolio manager of the Mutual Shares Fund in 2005.  He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds’ former manager.

F. David Segal, CFA, Portfolio Manager of Franklin Mutual, Mr. Segal has been a portfolio manager for Mutual Shares Fund since 2005 and assumed the duties of lead portfolio manager in 2007.  He joined Franklin Templeton Investments in 2002.  Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999 – 2002.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Deborah A. Turner, CFA, Portfolio Manager of Franklin Mutual, Ms. Turner has been a portfolio manager for Mutual Shares Fund since 2001.  She joined Franklin Templeton Investments in 1996.  Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds’ former manager.

Franklin Income Strategy:

Charles B. Johnson, Chairman of Franklin Resources, Inc., Mr. Johnson has been a portfolio manager of the Fund since 1957.  He joined Franklin Templeton Investments in 1957.

Matt Quinlin, Research Analyst of Franklin Advisers, Inc., Mr. Quinlan is a research analyst for Franklin Global Advisers focusing on retail and consumer products sectors.  He joined Franklin Templeton Investments in 2005.

Edward D. Perks, CFA, Senior Vice President of Franklin Advisers, Mr. Perks has been a portfolio manager of the Fund since 2002.  He joined Franklin Templeton Investments in 1992.

Alex W. Peters, CFA, Vice President of Franklin Advisers, Inc., Mr. Peters is a portfolio manager of the Fund.

Templeton Global Bond Strategy:

Michael Hasenstab Ph.D., Senior Vice President of Franklin Advisers, Dr. Hasenstab has been a lead portfolio manager of the Fund since 2001.  He has primary responsibility for the investments of the Fund.  He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.  Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Templeton Growth Strategy:

Norman J. Boersma, CFA, President of Global Advisors, Mr. Boersma has been lead portfolio manager of the Fund since March 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Lisa F. Myers, J.D., CFA, Executive Vice President of Global Advisors, Ms. Myers has been a portfolio manager of the Fund since 2003 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  She joined Franklin Templeton Investments in 1996.

Tucker Scott, CFA, Executive Vice President of Global Advisors, Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  He joined Franklin Templeton Investments in 1996.

AZL Gateway Fund

The portfolio managers for the Fund, since inception, are J. Patrick Rogers, president and chief executive officer of Gateway, Paul R. Stewart, senior vice president and chief investment officer of Gateway, and Michael T. Buckius, a senior vice president of Gateway.

AZL International Index Fund

Debra Jelilian, Managing Director and portfolio manager, is a member of BlackRock's Quantitative Investments and Transition Management teams. She is responsible for index strategies and transition management. Ms. Jelilian's service with the firm dates back to 1999, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee. Prior to joining MLIM in 1999, she worked as a U.S. index fund manager for Bankers Trust, where she handled Bankers Trust's index fund transition management. Ms. Jelilian earned a BA degree in romance languages from Manhattanville College in 1990.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Edward Corallo, Managing Director, is a member of BlackRock's Institutional Index Equity team.  Mr. Corallo's service with the firm dates back to 1997, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was head of the Institutional Indexing Group. He started his career at BGI in 1997 as manager of the Financial Planning and Analysis Group in the Controller's Office and made the transition to portfolio management in 1999. Prior to joining BGI, he was a finance manager at California Federal Bank.  Mr. Corallo earned a BS degree in finance from San Diego State University in 1989, and an MBA degree from the University of San Diego.

AZL Invesco Equity and Income Fund

The Fund is managed by members of the subadviser’s Equity Income and Taxable Fixed Income teams.  The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts.  Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas B. Bastian, Lead Portfolio Manager, and Mary Jayne Maly, James O. Roeder, Mark J. Laskin, Sergio Marcheli, and Chuck Burge, each a Portfolio Manager.

Mr. Bastian is the lead portfolio manager of the Fund.  Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Fund.  Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research.  Mr. Bastian is responsible for the execution of the overall strategy of the Fund.  Mr. Burge is responsible for the management of the fixed income holdings of the Fund.

Thomas B. Bastian has worked for the subadviser and its predecessor since 2003 and joined the team managing the in 2004.

Mark J.Laskin has worked for the subadviser and its predecessor since October 2000 and began managing the Fund since January 2007.

Sergio Marcheli has worked for the subadviser and its predecessor since 2002 and has managed the Fund since 2004.

James O. Roeder has worked for the subadviser and its predecessor since 1999 and has managed the Fund since 2004.

Mary Jayne Maly has been associated with the subadviser and its predecessor in an investment management capacity since 2003 and has been managing the Fund since July 2008.

Chuck Burge has been associated with the subadviser and/or its affiliates since 2002 and has been managing the Fund since June 2010.

AZL Invesco Growth and Income Fund

The Fund is managed by members of the subadviser’s Equity Income team.  The Equity Income team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas B. Bastian, Lead Portfolio Manager, and Mary Jayne Maly, James O. Roeder, Mark J. Laskin and Sergio Marcheli, each a Portfolio Manager.

Mr. Bastian is the lead portfolio manager of the Fund.  Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the Fund.  Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research.  Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

Thomas B. Bastian has worked for the subadviser and its predecessor since 2003 and joined the team managing the Fund in 2004.

Mark J. Laskin has worked for the subadviser and its predecessor since October 2000 and began managing the AZL Fund since January 2007.

Sergio Marcheli has worked for the subadviser and its predecessor since 2002 and has managed the Fund since 2004.

James O. Roeder has worked for the subadviser and its predecessor since 1999 and has managed the Fund since 2004.

Mary Jayne Maly has been associated with the subadviser and its predecessor in an investment management capacity since 2003 and has been managing the Fund since July 2008.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

AZL Invesco International Equity Fund

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1997. Jason T. Holzer, Portfolio Manager, has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996. Clas G. Olsson, (lead portfolio manager with respect to the Fund’s investments in Europe and Canada), Portfolio Manager, has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994. Barrett K. Sides, (lead portfolio manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1990. Matthew W. Dennis, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

The lead managers generally have final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by Invesco’s Asia Pacific/Latin America and Europe/Canada Teams which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

AZL JPMorgan International Opportunities Fund

Jeroen Huysinga, managing director, is a portfolio manager in the Global Equities Team. An employee since 1997, he previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, he held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Jeroen obtained a BA in Economics and International Studies from the University of Warwick. Jeroen is an associate of the Institute of Investment Management and Research.

AZL JPMorgan U.S. Equity Fund

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Managing Director of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

AZL Mid Cap Index Fund

Debra Jelilian, Managing Director and portfolio manager, is a member of BlackRock's Quantitative Investments and Transition Management teams. She is responsible for index strategies and transition management. Ms. Jelilian's service with the firm dates back to 1999, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee. Prior to joining MLIM in 1999, she worked as a U.S. index fund manager for Bankers Trust, where she handled Bankers Trust's index fund transition management. Ms. Jelilian earned a BA degree in romance languages from Manhattanville College in 1990.

Edward Corallo, Managing Director, is a member of BlackRock's Institutional Index Equity team.  Mr. Corallo's service with the firm dates back to 1997, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was head of the Institutional Indexing Group. He started his career at BGI in 1997 as manager of the Financial Planning and Analysis Group in the Controller's Office and made the transition to portfolio management in 1999. Prior to joining BGI, he was a finance manager at California Federal Bank.  Mr. Corallo earned a BS degree in finance from San Diego State University in 1989, and an MBA degree from the University of San Diego.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

AZL MFS Investors Trust Fund

T. Kevin Beatty and Nicole M. Zatlyn are the portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Beatty, an Investment Officer of MFS, has been employed in the investment area of MFS since 2002. Ms. Zatlyn, an Investment Officer of MFS, has been employed in the investment area of MFS since 2001.

AZL Morgan Stanley Global Real Estate Fund

The Fund’s assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director of the subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

See below for more information about the portfolio managers.

AZL Morgan Stanley Mid Cap Growth Fund

The Fund’s portfolio is managed within the subadviser’s Growth Team. The Current members of the team include Dennis P. Lynch, David S. Cohen, Sam G. Chainani and Jason C. Yeung, Managing Directors of the subadviser, and Alexander T. Norton, and Armistead B. Nash Executive Directors of the subadviser.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

The Morgan Stanley Portfolio Managers:

•	Theodore R. Bigman has worked for the subadviser since 1995 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Sam G. Chainani has worked for the subadviser since 1996 and has managed the AZL Morgan Stanley Mid Cap Growth since 2004.

•	David S. Cohen has worked for the subadviser since 1993 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since 2003.

•	Angeline Ho has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Sven van Kemenade has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

•	Dennis P. Lynch has worked for the subadviser since 1998 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since 2003.

•	Armistead B. Nash has worked for the subadviser since 2002 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since September 2008.

•	Alexander T. Norton has worked for the subadviser since 2000 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since July 2005.

•	Michael te Paske has worked for the subadviser since 1997 and has been managing the AZL Morgan Stanley Global Real Estate Fund since 2006.

▪	Jason C. Yeung has worked for the subadviser since 2002 and has managed the AZL Morgan Stanley Mid Cap Growth Fund since September 2007

AZL Russell 1000 Growth Index Fund, AZL Russell 1000 Value Index Fund, AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund

The Funds are managed by Debra L. Jelilian a member of BlackRock Investment’s Quantitative Index Management Team, and Ms. Jelilian is responsible for the day-to-day management of each Fund’s portfolio and each is responsible for the selection of each Fund’s investments. Ms. Jelilian is a Director of BlackRock Investment, which she joined in 2006.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Prior to joining BlackRock Investment, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006. Ms. Jelilian has 13 years’ experience in investing and in managing index investments.

Edward Corallo a member of BlackRock's Institutional Index Equity Team, and Mr. Corallo is Managing Director of BlackRock.  Mr. Corallo's service with the firm dates back to 1997, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was head of the Institutional Indexing Group. He started his career at BGI in 1997 as manager of the Financial Planning and Analysis Group in the Controller's Office and made the transition to portfolio management in 1999. Prior to joining BGI, he was a finance manager at California Federal Bank.  Mr. Corallo earned a BS degree in finance from San Diego State University in 1989, and an MBA degree from the University of San Diego.

AZL Schroder Emerging Markets Equity Fund

The Fund is managed on a team basis and is co-led by Allan Conway and Robert Davy. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers James Gotto and Waj Hashmi.

Mr. Conway has been an employee of Schroder Ltd. since 2004, prior to that, he was head of global emerging markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd. Mr. Davy has been an employee of Schroder Ltd. since 1986. Mr. Gotto has been am employee of Schroder Ltd. since 1991. Mr. Hashmi has been an employee of Schroder Ltd. since 2005.

AZL Turner Quantitative Small Cap Growth Fund

David Kovacs, CFA, is Senior Portfolio Manager for the Fund. Mr. Kovacs is the Chief Investment Officer of Quantitative Strategies and lead portfolio manager of all the quantitative portfolios. Mr. Kovacs developed the quantitative research model that is currently used by Turner. He has worked at Turner since 1998 and has 21 years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame. Mr. Kovacs is a member of CFA Institute and CFA Society of Philadelphia.

More Information About Fund Management

The Manager and Allianz Global Investors Capital LLC, are subsidiaries of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2010, Allianz SE had third-party assets under management of $2.04 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the subadvisers and other service providers. The SAI also provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Duties of the Manager and Subadvisers

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of subadvisers and advises on the Funds’ investment policies. The subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets among the four strategies in the AZL Franklin Templeton Founding Strategy Plus Fund. However, the subadvisers determine which securities are bought and sold, and in what amounts, for each of those strategies. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the subadvisers is included in the SAI.

The Manager is paid a fee as set forth under “Fees” below, by the Fund for its services, which includes any fee paid to the subadviser.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission (“SEC”) on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a “Manager of Managers” structure. For any Fund that is relying on the order, the Manager may:

•	hire one or more subadvisers;

•	change subadvisers; and

•	reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

•	its shareholders; or

•
the Fund’s sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

Payments to Affiliated Insurance Companies

Currently, the Funds are available as underlying investment options of Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the “Affiliated Insurance Companies”), which are also affiliates of the Manager. In addition to the Funds, these Contracts include other funds for which the Manager is not the investment manager (the “Nonproprietary Funds”). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.

Other Administrative Services

The Affiliated Insurance Companies provide administrative and other services to Contract owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.

Transfer Supported Features of Certain Annuity Contracts

The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the “Transfer Supported Features”). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Management Fees

Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2010 at the annual rate shown on the following table, before and after fee waivers:

	Percentage of Average Net Assets for the Period Ended 12/31/10 Before Fee Waivers	Percentage of Average Net Assets for the Period Ended 12/31/10 After Fee Waivers
AZL Allianz AGIC Opportunity Fund	0.85%	0.85%
AZL BlackRock Capital Appreciation Fund	0.80%	0.67%
AZL Columbia Mid Cap Value Fund	0.75%	0.75%
AZL Columbia Small Cap Value Fund*	0.90%	0.86%
AZL Davis New York Venture Fund	0.75%	0.71%
AZL Dreyfus Equity Growth Fund	0.77%	0.70%
AZL Eaton Vance Large Cap Value Fund	0.75%	0.72%
AZL Franklin Small Cap Value Fund	0.75%	0.75%
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	0.64%
AZL Gateway Fund	0.80%	0.46%
AZL International Index Fund	0.35%	0.22%
AZL Invesco Equity and Income Fund	0.75%	0.68%
AZL Invesco Growth and Income Fund	0.76%	0.66%
AZL Invesco International Equity Fund	0.90%	0.77%
AZL JPMorgan International Opportunities Fund	0.95%	0.80%
AZL JPMorgan U.S. Equity Fund	0.80%	0.75%
AZL MFS Investors Trust Fund	0.75%	0.72%
AZL Mid Cap Index Fund	0.25%	0.23%
AZL Money Market Fund	0.35%	0.00%
AZL Morgan Stanley Global Real Estate Fund*	0.90%	0.92%
AZL Morgan Stanley Mid Cap Growth Fund	0.80%	0.76%
AZL Russell 1000 Growth Index Fund	0.44%	0.41%
AZL Russell 1000 Value Index Fund	0.44%	0.44%
AZL S&P 500 Index Fund	0.17%	0.12%
AZL Schroder Emerging Markets Equity Fund	1.23%	0.95%
AZL Small Cap Stock Index Fund	0.26%	0.19%
AZL Turner Quantitative Small Cap Growth Fund	0.85%	0.85%
*The percentage shown for the Fund reflects recoupment of the fee waiver.

AZL Money Market Fund

The Manager has voluntarily undertaken to waive, reimburse, or pay the Fund’s expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

(1) the repayments will not cause the Fund’s net investment income to fall below 0.00%;

(2) the repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place; and

(3) any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund’s future yield.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Legal Proceedings

As of April 30, 2011 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the subadviser to perform its agreement with the Manager.

Allianz Global Investors Capital LLC

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

BlackRock Capital Management, Inc.

BlackRock Capital Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Capital Management, Inc. provides to its clients.

BlackRock Institutional Management Corporation

BlackRock Institutional Management Corporation is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Institutional Management Corporation provides to its clients.

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Investment Management, Inc. provides to its clients.

Columbia Management Investment Advisors, LLC

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Davis Selected Advisers, L.P.

In August 2008, a class action lawsuit was filed in the United States District Court for the District of Arizona on behalf of investors in Davis New York Venture Fund (“DNYVF”) against Davis Selected Advisers L.P. (DNYVF’s adviser) and Davis Distributors, LLC (DNYVF’s principal distributor). The plaintiffs claim that the defendants (“Davis Entities”) charged DNYVF excessive and disproportionate fees to manage DNYVF and distribute DNYVF’s shares. The lawsuit seeks monetary damages and other relief. The Davis Entities believe that the action is without merit and have undertaken a vigorous defense in these proceedings. Although no determination can be made at this time, it is not anticipated that this lawsuit will have a materialadverse effect on the Davis Entities, their assets, or the Funds.

The Dreyfus Corporation

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Eaton Vance Management

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Franklin Advisers, Inc.
Franklin Advisory Services, LLC
Franklin Mutual Advisers, LLC

In 2003 and 2004 multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website.  Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.'s Form 10-Q or Form 10-K filings with the U. S. Securities and Exchange Commission.

Gateway Investment Advisers, LLC

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings.

Invesco Advisers, Inc.

Other than ordinary routine litigation incidental to the business, Invesco Advisers, Inc. is not subject of any pending legal proceedings that are currently expected to be material to its business or to have a material impact on the services it provides to its clints.

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.

Massachusetts Financial Services Company

Massachusetts Financial Services Company ("MFS") is not a party to any pending legal proceedings that are currently expected to have a material adverse effect on the AZL MFS Investors Trust Fund or on the ability of MFS to perform services to the AZL MFS Investors Trust Fund.

Morgan Stanley Investment Management Inc.

Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the “Commission”). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley’s Form 10-K (File No. 1-11758) with respect to the fiscal year ended December 31, 2010, as filed with the Commission.

Schroder Investment Management North America Inc.

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Templeton Global Advisors Limited

In 2003 and 2004 multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b- 1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website.  Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.'s Form 10-Q or Form 10-K filings with the U. S. Securities and Exchange Commission.

Turner Investment Partners, Inc.

To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

The Administrator

Citi Fund Services Ohio, Inc. (“CFSO”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds’ administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The Distributor

Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager.

Other Distribution Services

The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.

The Custodian

The Bank of New York Mellon (“BNY Mellon”), whose address is One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under “Other Expenses” in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation.

The SAI provides additional information about the services provided to the Funds.

Licensing Arrangements

AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the “AZL Index Funds”)

The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the “AZL Index Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FUND MANAGEMENT

IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund (the “AZL Russell Index Funds”)

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The AZL Russell Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”).  Russell is not responsible for and has not reviewed the AZL Russell Index Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is included in the SAI.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

NAV = (Total Assets – Liabilities) ÷ Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds’ Trustees.

Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds’ Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds’ Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund’s NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

Money Market Fund

The Money Market Fund’s NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

Purchase and Redemption of Shares

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company’s variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

SHAREHOLDER INFORMATION

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the “Market Timing” section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Market Timing

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund’s share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as “time-zone arbitrage.” Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund’s performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

SHAREHOLDER INFORMATION

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

Distribution (12b-1) Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. Distribution fees (“12b-1 fees”) under the plan compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds’ shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each of the Funds (except Class 1 shares of the Multi-Class Funds as identified below) pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.

The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL Davis New York Venture Fund, AZL Columbia Small Cap Value Fund, AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, and AZL Schroder Emerging Markets Equity Fund (the “Multi-Class Funds”). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee, while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option only for certain Contracts. Currently, only Class 2 shares of the AZL Davis New York Venture Fund, AZL Columbia Small Cap Value Fund, and AZL JPMorgan U.S. Equity Fund are available; Class 1 shares are not available.

Dividends, Distributions, and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Allianz AGIC Opportunity Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$11.01	$6.97	$14.97	$15.84	$14.69
Investment Activities:
Net Investment Income/(Loss)	(0.08)	(0.07)	(0.04)	(0.07)	(0.14)
Net Realized and Unrealized Gains/(Losses) on Investments	2.16	4.11	(6.60)	1.49	1.80
Total from Investment Activities	2.08	4.04	(6.64)	1.42	1.66
Dividends to Shareholders From:
Net Realized Gains	—	—	(1.36)	(2.29)	(0.51)
Total Dividends	—	—	(1.36)	(2.29)	(0.51)
Net Asset Value, End of Period	$13.09	$11.01	$6.97	$14.97	$15.84
Total Return(a)	18.78%	58.11%	(47.15)%	8.89%	11.68%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$193,234	$151,180	$87,046	$195,330	$158,687
Net Investment Income/(Loss)	(0.71)%	(0.81)%	(0.38)%	(0.47)%	(0.92)%
Expenses Before Reductions(b)	1.20%	1.23%	1.25%	1.21%	1.22%
Expenses Net of Reductions	1.09%	1.08%	1.06%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.20%	1.23%	1.25%	1.21%	1.22%
Portfolio Turnover Rate	137.90%	162.87%	202.73%	183.55%	269.47%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL BlackRock Capital Appreciation Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$11.73		$8.66		$13.61	$12.27	$12.08
Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.01		0.01	(0.01)	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	2.24		3.06		(4.96)	1.35	0.21
Total from Investment Activities	2.23		3.07		(4.95)	1.34	0.19
Dividends to Shareholders From:
Net Investment Income	(0.01)		—	(a)	—	—	—
Net Realized Gains	(0.12)		—		—	—	—
Return of Capital	—-	(a)	—-		—	—	—
Total Dividends	(0.13)		—	(a)	—	—	—
Net Asset Value, End of Period	$13.83		$11.73		$8.66	$13.61	$12.27
Total Return(b)	19.20%		35.46%		(36.37)%	10.92%	1.57%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$562,801		$489,930		$99,344	$62,264	$49,384
Net Investment Income/(Loss)	(0.06)%		0.11%		0.08%	(0.11)%	(0.22)%
Expenses Before Reductions(c)	1.13%		1.15%		1.20%	1.18%	1.19%
Expenses Net of Reductions	1.00%		1.07%		1.16%	1.16%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.00%		1.07%		1.19%	1.18%	1.19%
Portfolio Turnover Rate	80.01%	(e)	80.26%	(f)	175.17%	75.74%	88.02%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

(e)
Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 81.37%.

(f)
Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 102.12%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Columbia Mid Cap Value Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended		May 1, 2006 to
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007		December 31, 2006	(a)

Net Asset Value, Beginning of Period	$6.58	$5.01	$10.53	$10.14		$10.00
Investment Activities:
Net Investment Income/(Loss)	0.07	0.03	0.06	0.05		0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.41	1.59	(5.53)	0.34		0.14
Total from Investment Activities	1.48	1.62	(5.47)	0.39		0.17
Dividends to Shareholders From:
Net Investment Income	(0.04)	(0.05)	(0.05)	—	(b)	(0.03)
Total Dividends	(0.04)	(0.05)	(0.05)	—	(b)	(0.03)
Net Asset Value, End of Period	$8.02	$6.58	$5.01	$10.53		$10.14
Total Return(c)(d)	22.66%	32.30%	(52.15)%	3.85%		1.72%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$133,340	$100,908	$52,313	$94,377		$65,535
Net Investment Income/(Loss)(e)	1.12%	0.98%	0.74%	0.50%		0.59%
Expenses Before Reductions(e)(f)	1.10%	1.13%	1.13%	1.10%		1.14%
Expenses Net of Reductions(e)	1.04%	1.07%	1.10%	1.07%		1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.10%	1.13%	1.13%	1.10%		1.14%
Portfolio Turnover Rate(d)	70.69%	67.46%	98.79%	62.98%		16.03%

(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Columbia Small Cap Value Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$8.67	$6.97	$11.29	$13.20	$12.30
Investment Activities:
Net Investment Income/(Loss)	0.05	0.02	0.04	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	2.19	1.70	(3.43)	(1.09)	1.57
Total from Investment Activities	2.24	1.72	(3.39)	(1.04)	1.60
Dividends to Shareholders From:
Net Investment Income	(0.03)	(0.02)	(0.05)	(0.03)	(0.01)
Net Realized Gains	—	—	(0.88)	(0.84)	(0.69)
Total Dividends	(0.03)	(0.02)	(0.93)	(0.87)	(0.70)
Net Asset Value, End of Period	$10.88	$8.67	$6.97	$11.29	$13.20
Total Return(a)	25.93%	24.69%	(32.09)%	(8.24)%	13.40%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$167,622	$87,683	$36,420	$59,468	$73,914
Net Investment Income/(Loss)	0.80%	0.60%	0.52%	0.33%	0.28%
Expenses Before Reductions(b)	1.27%	1.40%	1.49%	1.29%	1.35%
Expenses Net of Reductions	1.16%	1.30%	1.37%	1.23%	1.31%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.22%	1.35%	1.37%	1.24%	1.31%
Portfolio Turnover Rate	36.84%	45.74%	214.25%	60.22%	90.10%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Davis New York Venture Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$10.59	$8.09	$14.13	$13.61	$11.99
Investment Activities:
Net Investment Income/(Loss)	0.14	0.16	0.07	0.11	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.10	2.41	(5.70)	0.47	1.59
Total from Investment Activities	1.24	2.57	(5.63)	0.58	1.65
Dividends to Shareholders From:
Net Investment Income	(0.26)	(0.07)	(0.11)	(0.06)	(0.03)
Net Realized Gains	—	—	(0.30)	—	—
Total Dividends	(0.26)	(0.07)	(0.41)	(0.06)	(0.03)
Net Asset Value, End of Period	$11.57	$10.59	$8.09	$14.13	$13.61
Total Return(a)	12.05%	31.83%	(40.50)%	4.15%	13.91%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$425,305	$573,305	$451,995	$572,298	$538,315
Net Investment Income/(Loss)	0.55%	1.72%	0.83%	0.82%	0.61%
Expenses Before Reductions(b)	1.08%	1.11%	1.12%	1.09%	1.12%
Expenses Net of Reductions	1.03%	1.06%	1.07%	1.09%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.03%	1.06%	1.08%	1.09%	1.12%
Portfolio Turnover Rate	13.78%	23.29%	25.95%	14.67%	8.49%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Dreyfus Equity Growth Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$7.86	$5.86	$11.05	$10.52	$9.84
Investment Activities:
Net Investment Income/(Loss)	0.05	0.04	0.04	0.02	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.75	1.99	(4.40)	0.89	1.22
Total from Investment Activities	1.80	2.03	(4.36)	0.91	1.23
Dividends to Shareholders From:
Net Investment Income	(0.04)	(0.03)	(0.03)	(0.01)	—	(a)
Net Realized Gains	—	—	(0.80)	(0.37)	(0.55)
Total Dividends	(0.04)	(0.03)	(0.83)	(0.38)	(0.55)
Net Asset Value, End of Period	$9.62	$7.86	$5.86	$11.05	$10.52
Total Return(b)	22.92%	34.76%	(41.63)%	8.75%	12.93%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$193,126	$154,388	$124,602	$292,684	$120,849
Net Investment Income/(Loss)	0.49%	0.49%	0.33%	0.34%	0.12%
Expenses Before Reductions(c)	1.11%	1.12%	1.10%	1.23%	1.19%
Expenses Net of Reductions	0.99%	0.97%	0.98%	1.17%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.04%	1.05%	1.03%	1.20%	1.19%
Portfolio Turnover Rate	111.52%	164.97%	127.46%	73.29%	117.91%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Eaton Vance Large Cap Value Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$7.59	$6.17	$11.21	$12.00	$11.15
Investment Activities:
Net Investment Income/(Loss)	0.07	0.10	0.22	0.19	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.67	1.53	(3.95)	(0.43)	1.52
Total from Investment Activities	0.74	1.63	(3.73)	(0.24)	1.70
Dividends to Shareholders From:
Net Investment Income	(0.09)	(0.21)	(0.20)	(0.20)	(0.13)
Net Realized Gains	—	—	(1.11)	(0.35)	(0.72)
Total Dividends	(0.09)	(0.21)	(1.31)	(0.55)	(0.85)
Net Asset Value, End of Period	$8.24	$7.59	$6.17	$11.21	$12.00
Total Return(a)	9.83%	26.53%	(36.18)%	(2.22)%	15.76%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$484,333	$408,379	$345,769	$754,496	$705,155
Net Investment Income/(Loss)	1.02%	1.36%	2.00%	1.58%	1.71%
Expenses Before Reductions(b)	1.08%	1.10%	1.07%	1.08%	1.08%
Expenses Net of Reductions	1.05%	1.05%	1.01%	1.05%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.05%	1.07%	1.03%	1.05%	1.05%
Portfolio Turnover Rate	34.47%	118.17%	25.81%	22.75%	28.14%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

 AZL Franklin Small Cap Value Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$13.27	$10.31	$16.47	$17.96	$16.54
Investment Activities:
Net Investment Income/(Loss)	0.09	0.15	0.18	0.14	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	3.48	3.01	(5.47)	(0.88)	2.29
Total from Investment Activities	3.57	3.16	(5.29)	(0.74)	2.46
Dividends to Shareholders From:
Net Investment Income	(0.12)	(0.20)	(0.17)	(0.10)	(0.05)
Net Realized Gains	—	—	(0.70)	(0.65)	(0.99)
Total Dividends	(0.12)	(0.20)	(0.87)	(0.75)	(1.04)
Net Asset Value, End of Period	$16.72	$13.27	$10.31	$16.47	$17.96
Total Return(a)	27.11%	30.61%	(33.73)%	(4.37)%	15.41%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$234,305	$187,475	$181,941	$361,804	$394,073
Net Investment Income/(Loss)	0.59%	0.96%	1.00%	0.75%	0.62%
Expenses Before Reductions(b)	1.08%	1.12%	1.12%	1.11%	1.09%
Expenses Net of Reductions	1.08%	1.12%	1.12%	1.11%	1.09%
Portfolio Turnover Rate	23.48%	9.98%	19.61%	23.76%	14.71%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Franklin Templeton Founding Strategy Plus Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	October 23, 2009 to
	December 31, 2010	December 31, 2009(a)

Net Asset Value, Beginning of Period	$10.20	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.20	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.82	0.21
Total from Investment Activities	1.02	0.25
Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.05)
Net Realized Gains	(0.05)	—
Total Dividends	(0.23)	(0.05)
Net Asset Value, End of Period	$10.99	$10.20
Total Return(b)(c)	10.02%	2.45%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$156,980	$54,952
Net Investment Income/(Loss)(d)	3.13%	2.11%
Expenses Before Reductions(d)(e)	1.25%	1.20%
Expenses Net of Reductions(d)	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.19%	N/A
Portfolio Turnover Rate(c)	17.09%	1.99%

(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Gateway Fund
 (Selected data for a share of beneficial interest outstanding throughout the period indicated)

April 30, 2010 to
December 31, 2010 (a)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.13
Total from Investment Activities	0.20
Dividends to Shareholders From:
Net Investment Income	(0.07)
Total Dividends	(0.07)
Net Asset Value, End of Period	$10.13
Total Return(b)(c)	1.98%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$16,217
Net Investment Income/(Loss)(d)	1.38%
Expenses Before Reductions(d)(e)	1.59%
Expenses Net of Reductions(d)	1.25%
Portfolio Turnover Rate(c)	27.90%

(a)	Period from commencement of operations.
(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the return would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL International Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	May 1, 2009 to
	December 31, 2010	December 31, 2009	(a)

Net Asset Value, Beginning of Period	$13.31	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.77	3.21
Total from Investment Activities	0.92	3.31
Dividends to Shareholders From:
Net Investment Income	(0.07)	—
Net Realized Gains	(0.17)	—
Total Dividends	(0.24)	—
Net Asset Value, End of Period	$13.99	$13.31
Total Return(b)(c)	7.12%	33.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$340,781	$161,184
Net Investment Income/(Loss)(d)	2.07%	1.79%
Expenses Before Reductions(d)(e)	0.83%	0.91%
Expenses Net of Reductions(d)	0.70%	0.70%
Portfolio Turnover Rate(c)(f)	2.94%	22.90%	(g)

(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
(g)
Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 41.93%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$10.83	$9.00	$12.57	$12.68	$11.58
Investment Activities:
Net Investment Income/(Loss)	0.12	0.07	0.34	0.26	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	1.14	1.98	(3.25)	0.13	1.24
Total from Investment Activities	1.26	2.05	(2.91)	0.39	1.43
Dividends to Shareholders From:
Net Investment Income	(0.14)	(0.22)	(0.30)	(0.20)	(0.12)
Net Realized Gains	—	—	(0.36)	(0.30)	(0.21)
Total Dividends	(0.14)	(0.22)	(0.66)	(0.50)	(0.33)
Net Asset Value, End of Period	$11.95	$10.83	$9.00	$12.57	$12.68
Total Return(a)	11.74%	22.85%	(23.92)%	3.07%	12.52%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$351,159	$242,485	$135,765	$244,193	$224,971
Net Investment Income/(Loss)	1.49%	1.80%	2.37%	2.05%	2.00%
Expenses Before Reductions(b)	1.10%	1.13%	1.13%	1.11%	1.11%
Expenses Net of Reductions	1.02%	1.07%	1.07%	1.06%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.02%	1.07%	N/A	N/A	N/A
Portfolio Turnover Rate	36.65%	68.56%	59.48%	69.49%	55.05%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

 AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$9.61	$7.95	$12.95	$13.37	$12.36
Investment Activities:
Net Investment Income/(Loss)	0.07	0.12	0.24	0.22	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.11	1.75	(4.31)	0.14	1.74
Total from Investment Activities	1.18	1.87	(4.07)	0.36	1.89
Dividends to Shareholders From:
Net Investment Income	(0.09)	(0.21)	(0.24)	(0.18)	(0.10)
Net Realized Gains	—	—	(0.69)	(0.60)	(0.78)
Total Dividends	(0.09)	(0.21)	(0.93)	(0.78)	(0.88)
Net Asset Value, End of Period	$10.70	$9.61	$7.95	$12.95	$13.37
Total Return(a)	12.37%	23.64%	(32.86)%	2.64%	15.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$267,458	$183,359	$159,898	$327,862	$370,723
Net Investment Income/(Loss)	1.03%	1.32%	1.71%	1.39%	1.34%
Expenses Before Reductions(b)	1.10%	1.13%	1.12%	1.09%	1.16%
Expenses Net of Reductions	0.99%	1.00%	1.00%	0.99%	1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.00%	1.03%	1.03%	1.00%	1.10%
Portfolio Turnover Rate	33.94%	53.84%	39.96%	25.25%	29.83%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Invesco International Equity Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$13.61		$10.31		$19.95	$18.27	$14.57
Investment Activities:
Net Investment Income/(Loss)	0.12		0.08		0.28	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.58		3.45		(8.16)	2.51	3.86
Total from Investment Activities	1.70		3.53		(7.88)	2.64	3.91
Dividends to Shareholders From:
Net Investment Income	(0.07)		(0.23)		(0.08)	(0.11)	(0.03)
Net Realized Gains	—		—		(1.68)	(0.85)	(0.18)
Total Dividends	(0.07)		(0.23)		(1.76)	(0.96)	(0.21)
Net Asset Value, End of Period	$15.24		$13.61		$10.31	$19.95	$18.27
Total Return(a)	12.52%	(b)	34.33%		(41.51)%	14.62%	27.04%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$556,045		$405,230		$176,746	$373,047	$317,614
Net Investment Income/(Loss)	1.04%		1.09%		1.66%	0.61%	0.44%
Expenses Before Reductions(c)	1.28%		1.32%		1.37%	1.35%	1.45%
Expenses Net of Reductions	1.15%		1.28%		1.37%	1.35%	1.45%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.15%		1.28%		1.37%	1.35%	1.45%
Portfolio Turnover Rate	39.35%		34.63%	(e)	43.70%	41.62%	47.75%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)
During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations.  The corresponding impact to the total return was 0.01%.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

(e)
Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate.  If such amounts had not been excluded, the portfolio turnover rate would have been 77.09%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$14.90	$12.77		$19.57	$18.14	$15.46
Investment Activities:
Net Investment Income/(Loss)	0.27	0.26		0.46	0.35	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.61	3.06		(5.80)	1.42	3.09
Total from Investment Activities	0.88	3.32		(5.34)	1.77	3.25
Dividends to Shareholders From:
Net Investment Income	(0.07)	(1.19)		(0.34)	—	(0.25)
Net Realized Gains	(0.09)	—		(1.12)	(0.34)	(0.32)
Total Dividends	(0.16)	(1.19)		(1.46)	(0.34)	(0.57)
Net Asset Value, End of Period	$15.62	$14.90		$12.77	$19.57	$18.14
Total Return(a)	5.95%	26.32%		(28.56)%	9.82%	21.25%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$331,815	$362,547		$207,351	$413,382	$391,610
Net Investment Income/(Loss)	1.68%	1.51%		2.31%	1.71%	1.31%
Expenses Before Reductions(b)	1.33%	1.33%		1.35%	1.32%	1.32%
Expenses Net of Reductions	1.18%	1.26%		1.29%	1.32%	1.32%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.18%	1.26%		1.30%	1.32%	1.32%
Portfolio Turnover Rate	35.02%	29.56%	(d)	27.13%	31.26%	19.43%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

(d)
Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate.  If such amounts had not been excluded the portfolio turnover rate would have been 153.46%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL JPMorgan U.S. Equity Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007		December 31, 2006

Net Asset Value, Beginning of Period	$8.46	$6.35		$12.42	$12.68		$11.36
Investment Activities:
Net Investment Income/(Loss)	0.07	—	(a)	0.10	0.09		0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.02	2.14		(4.51)	0.41		1.57
Total from Investment Activities	1.09	2.14		(4.41)	0.50		1.63
Dividends to Shareholders From:
Net Investment Income	(0.05)	(0.03)		(0.11)	(0.07)		(0.06)
Net Realized Gains	—	—		(1.55)	(0.69)		(0.25)
Total Dividends	(0.05)	(0.03)		(1.66)	(0.76)		(0.31)
Net Asset Value, End of Period	$9.50	$8.46		$6.35	$12.42		$12.68
Total Return(b)	12.97%	33.71%		(38.68)%	3.80%	(c)	14.59%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$325,037	$301,111		$63,203	$139,593		$129,416
Net Investment Income/(Loss)	0.79%	0.97%		0.79%	0.72%		0.66%
Expenses Before Reductions(d)	1.13%	1.20%		1.30%	1.25%		1.22%
Expenses Net of Reductions	1.08%	1.15%		1.22%	1.20%		1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)	1.08%	1.15%		1.22%	1.20%		1.19%
Portfolio Turnover Rate	86.11%	103.19%		125.06%	126.24%		105.81%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)
During the year ended December 31, 2007, Oppenheimer Funds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(e)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

 AZL MFS Investors Trust Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008		December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$12.81		$8.44		$14.85		$13.92	$12.35
Investment Activities:
Net Investment Income/(Loss)	0.10		0.02		—	(a)	0.02	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.31		4.35		(5.77)		1.45	1.55
Total from Investment Activities	1.41		4.37		(5.77)		1.47	1.58
Dividends to Shareholders From:
Net Investment Income	(0.02)		—	(a)	(0.01)		(0.03)	—
Net Realized Gains	—		—		(0.63)		(0.51)	(0.01)
Total Dividends	(0.02)		—	(a)	(0.64)		(0.54)	(0.01)
Net Asset Value, End of Period	$14.20		$12.81		$8.44		$14.85	$13.92
Total Return(b)	11.01%		51.80%		(40.11)%		10.73%	12.79%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$314,596		$354,622		$272,746		$383,239	$314,449
Net Investment Income/(Loss)	0.62%		0.15%		0.02%		0.11%	0.28%
Expenses Before Reductions(c)	1.10%		1.10%		1.11%		1.12%	1.15%
Expenses Net of Reductions	1.06%		1.04%		1.03%		1.04%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.06%		1.07%		1.08%		1.07%	1.11%
Portfolio Turnover Rate	21.36%	(e)	193.49%		144.26%		119.80%	129.27%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements to the Annual Report.

(e)
Effective October 26, 2009, the subadvisor changed from Jennison Associates LLC to Massachusettes Financial Services Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolio turnover rate for the year ended December 31, 2010 as compared to prior years.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Mid Cap Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	May 1, 2009 to
	December 31, 2010	December 31, 2009	(a)

Net Asset Value, Beginning of Period	$13.09	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	3.16	3.03
Total from Investment Activities	3.21	3.09
Dividends to Shareholders From:
Net Investment Income	(0.04)	—
Net Realized Gains	(0.09)	—
Total Dividends	(0.13)	—
Net Asset Value, End of Period	$16.17	$13.09
Total Return(b)(c)	24.67%	30.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$154,995	$65,210
Net Investment Income/(Loss)(d)	0.71%	1.12%
Expenses Before Reductions(d)(e)	0.61%	0.66%
Expenses Net of Reductions(d)	0.60%	0.60%
Portfolio Turnover Rate(c)	34.31%	27.28%

(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Money Market Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008		December 31, 2007		December 31, 2006

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Investment Activities:
Net Investment Income	—	(a)	—	(a)	0.02		0.05		0.04
Net Realized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from Investment Activities	—	(a)	—	(a)	0.02		0.05		0.04
Dividends to Shareholders From:
Net Investment Income	—	(a)	—	(a)	(0.02)		(0.05)		(0.04)
Net Realized Gains	—	(a)	—	(a)	—		—		—
Total Dividends	—	(a)	—	(a)	(0.02)		(0.05)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b)	—%		0.22%		2.44%		4.79%		4.43%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$861,070		$901,771		$1,029,286		$596,861		$404,406
Net Investment Income	—%		0.22%		2.36%		4.66%		4.41%
Expenses Before Reductions(c)	0.70%		0.69%		0.69%		0.69%		0.69%
Expenses Net of Reductions	0.33%	(d)	0.59%	(d)	0.69%		0.69%		0.69%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Morgan Stanley Global Real Estate Fund (formerly AZL Van Kampen Global Real Estate Fund)
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	May 1, 2006
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	(a)

Net Asset Value, Beginning of Period	$7.57	$5.46	$10.93	$12.08	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.23	0.11	0.13	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.34	2.08	(4.91)	(1.17)	2.12
Total from Investment Activities	1.57	2.19	(4.78)	(1.04)	2.17
Dividends to Shareholders From:
Net Investment Income	(0.15)	(0.08)	(0.16)	(0.06)	(0.07)
Net Realized Gains	—	—	(0.53)	(0.05)	(0.02)
Total Dividends	(0.15)	(0.08)	(0.69)	(0.11)	(0.09)
Net Asset Value, End of Period	$8.99	$7.57	$5.46	$10.93	$12.08
Total Return(b)(c)	20.86%	40.19%	(45.83)%	(8.68)%	21.66%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$185,485	$144,909	$88,600	$157,039	$134,713
Net Investment Income/(Loss)(d)	2.91%	2.08%	1.70%	1.07%	1.00%
Expenses Before Reductions(d)(e)	1.35%	1.40%	1.43%	1.37%	1.45%
Expenses Net of Reductions(d)	1.34%	1.34%	1.36%	1.35%	1.33%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.35%	1.35%	1.36%	1.35%	1.33%
Portfolio Turnover Rate(c)	26.85%	47.65%	45.59%	46.22%	10.75%

(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Morgan Stanley Mid Cap Growth Fund (formerly AZL Van Kampen Mid Cap Growth Fund)
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008		December 31, 2007		December 31, 2006

Net Asset Value, Beginning of Period	$10.80	$6.85	$15.59		$13.48		$12.75
Investment Activities:
Net Investment Income/(Loss)	0.01	(0.02)	—	(a)	0.03		—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	3.50	3.97	(7.01)		2.89		1.14
Total from Investment Activities	3.51	3.95	(7.01)		2.92		1.14
Dividends to Shareholders From:
Net Investment Income	—	—	(0.03)		—	(a)	—
Net Realized Gains	—	—	(1.69)		(0.81)		(0.41)
Return of Capital	—	—	(0.01)		—		—
Total Dividends	—	—	(1.73)		(0.81)		(0.41)
Net Asset Value, End of Period	$14.31	$10.80	$6.85		$15.59		$13.48
Total Return(b)	32.50%	57.66%	(48.52)%		22.19%		9.21%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$456,423	$354,846	$229,647		$559,566		$305,006
Net Investment Income/(Loss)	0.07%	(0.18)%	(0.07)%		0.31%		0.04%
Expenses Before Reductions(c)	1.15%	1.17%	1.15%		1.18%		1.21%
Expenses Net of Reductions	1.09%	1.11%	1.10%		1.12%		1.16%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.10%	1.13%	1.11%		1.14%		1.18%
Portfolio Turnover Rate	41.95%	39.79%	41.17%		72.41%		70.25%

(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Russell 1000 Growth Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the period indicated)

April 30, 2010 to
December 31, 2010(a)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.90
Total from Investment Activities	0.95
Net Asset Value, End of Period	$10.95
Total Return(b)(c)	9.50%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$105,577
Net Investment Income/(Loss)(d)	0.87%
Expenses Before Reductions(d)(e)	0.87%
Expenses Net of Reductions(d)	0.84%
Portfolio Turnover Rate(c)	28.90%

(a)	Period from commencement of operations.
(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the return would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Russell 1000 Value Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the period indicated)

	April 30, 2010 to
	December 31, 2010	(a)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.39
Total from Investment Activities	0.49
Net Asset Value, End of Period	$10.49
Total Return(b)(c)	4.90%

Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$169,075
Net Investment Income/(Loss)(d)	1.68%
Expenses Before Reductions(d)(e)	0.84%
Expenses Net of Reductions(d)	0.84%
Portfolio Turnover Rate(c)	24.70%

(a)	Period from commencement of operations.
(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the return would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL S&P 500 Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended		Year Ended		May 14, 2007 to
	December 31, 2010	December 31, 2009		December 31, 2008		December 31, 2007(a)

Class 1
Net Asset Value, Beginning of Period	$7.71	$6.16		$9.86		$10.14
Investment Activities:
Net Investment Income	0.14 (b)	0.13	(b)	0.18	(b)	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.98	1.45		(3.87)		(0.26)
Total from Investment Activities	1.12	1.58		(3.69)		(0.15)
Dividends to Shareholders From:
Net Investment Income	(0.13)	(0.03)		(0.01)		(0.11)
Net Realized Gains	(0.02)	—		—	(c)	(0.02)
Total Dividends	(0.15)	(0.03)		(0.01)		(0.13)
Net Asset Value, End of Period	$8.68	$7.71		$6.16		$9.86
Total Return(d)(e)	14.75%	25.69%		(37.46)%		(1.48)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$15,506	$14,462		$11,158		$411
Net Investment Income(f)	1.79%	2.06%		2.67%		1.81%
Expenses Before Reductions(f)(g)	0.29%	0.30%		0.37%		0.53%
Expenses Net of Reductions(f)	0.24%	0.24%		0.26%		0.24%
Portfolio Turnover Rate(e)(h)	13.71%	16.19%	(i)	81.71%		15.95%
(a)	Period from commencement of operations.
(b)	Average shares method used in calculation.
(c)	Represents less than $0.005.
(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(i)
Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 36.67%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL S&P 500 Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		Year Ended		Year Ended		May 1, 2007 to
	December 31, 2010		December 31, 2009		December 31, 2008		December 31, 2007(a)

Class 2
Net Asset Value, Beginning of Period		$7.68	$6.15		$9.86		$10.00
Investment Activities:
Net Investment Income	0.12	(b)	0.12	(b)	0.16	(b)	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.98		1.44		(3.87)		(0.12)
Total from Investment Activities	1.10		1.56		(3.71)		(0.03)
Dividends to Shareholders From:
Net Investment Income	(0.11)		(0.03)		—	(c)	(0.09)
Net Realized Gains	(0.02)		—		—	(c)	(0.02)
Total Dividends	(0.13)		(0.03)		—	(c)	(0.11)
Net Asset Value, End of Period	$8.65		$7.68		$6.15		$9.86
Total Return(d)(e)	14.57%		25.36%		(37.62)%		(0.25)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$594,350		$707,448		$245,652		$27,614
Net Investment Income(f)	1.51%		1.78%		2.29%		1.60%
Expenses Before Reductions(f)(g)	0.54%		0.54%		0.65%		0.73%
Expenses Net of Reductions(f)	0.49%		0.49%		0.51%		0.49%
Portfolio Turnover Rate(d)(h)	13.71%		16.19%	(i)	81.71%		15.95%
(a)	Period from commencement of operations.
(b)	Average shares method used in calculation.
(c)	Represents less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(f)	Annualized for periods less than one year.
(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(i)
Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 36.67%.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Schroder Emerging Markets Equity Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	May 6, 2007 to
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007(a)

Class 1
Net Asset Value, Beginning of Period	$7.84	$4.56	$13.77	$11.64
Investment Activities:
Net Investment Income	0.10	0.06 (b)	0.03	0.04
Net Realized and Unrealized Gain/(Losses) on Investments	0.88	3.24	(6.38)	2.10
Total from Investment Activities	0.98	3.30	(6.35)	2.14
Dividends to Shareholders From:
Net Investment Income	(0.06)	(0.02)	(0.04)	(0.01)
Net Realized Gains	—	—	(2.82)	—
Total Dividends	(0.06)	(0.02)	(2.86)	(0.01)
Net Asset Value, End of Period	$8.76	$7.84	$4.56	$13.77
Total Return(c)(d)	12.61%	72.46%	(51.82)%	19.23%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$47,962	$49,392	$34,118	$359
Net Investment Income(e)	1.19%	0.99%	0.78%	0.32%
Expenses Before Reductions(e)	1.45%	1.54%	1.70%	1.69%
Expenses Net of Reductions(e)(f)	1.17%	1.26%	1.41%	1.40%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.17%	1.26%	1.42%	1.40%
Portfolio Turnover Rate(c)(h)	101.09%	99.85%	158.76%	192.53%
(a)	Period from commencement of operations.
(b)	Average shares method used in calculation.
(c)	Not annualized for periods less than one year.
(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Schroder Emerging Markets Equity Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended		Year Ended	Year Ended		May 1, 2006 to
	December 31, 2010	December 31, 2009		December 31, 2008	December 31, 2007		December 31, 2006(a)

Class 2
Net Asset Value, Beginning of Period	$7.82	$4.56		$13.76	$10.56		$10.00
Investment Activities:
Net Investment Income	0.08	0.04	(b)	0.02	0.03		0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.89	3.23		(6.38)	3.17		0.55
Total from Investment Activities	0.97	3.27		(6.36)	3.20		0.57
Dividends to Shareholders From:
Net Investment Income	(0.05)	(0.01)		(0.02)	—	(c)	(0.01)
Net Realized Gains	—	—		(2.82)	—		—
Total Dividends	(0.05)	(0.01)		(2.84)	—	(c)	(0.01)
Net Asset Value, End of Period	$8.74	$7.82		$4.56	$13.76		$10.56
Total Return(d)(e)	12.40%	71.78%		(51.89)%	30.32%		5.70%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$376,825	$373,541		$187,058	$249,236		$93,712
Net Investment Income(f)	0.91%	0.68%		0.86%	0.40%		0.32%
Expenses Before Reductions(f)(g)	1.70%	1.79%		1.95%	1.96%		2.53%
Expenses Net of Reductions(f)	1.42%	1.51%		1.66%	1.65%		1.55%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(f)(h)	1.42%	1.51%		1.67%	1.65%		1.55%
Portfolio Turnover Rate(e)(i)	101.09%	99.85%		158.76%	192.53%		36.16%
(a)	Period from commencement of operations.
(b)	Average shares method used in calculation.
(c)	Represents less than $0.005.
(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(h)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Small Cap Stock Index Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	May 1, 2007 to
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007(a)

Net Asset Value, Beginning of Period	$7.94	$6.36	$9.27	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.07	0.04	0.03	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	1.94	1.54	(2.90)	(0.63)
Total from Investment Activities	2.01	1.58	(2.87)	(0.59)
Dividends to Shareholders From:
Net Investment Income	(0.05)	—	(0.03)	(0.05)
Net Realized Gains	—	—	(0.01)	(0.09)
Total Dividends	(0.05)	—	(0.04)	(0.14)
Net Asset Value, End of Period	$9.90	$7.94	$6.36	$9.27
Total Return(b)(c)	25.49%	24.84%	(30.94)%	(5.83)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$199,967	$193,665	$119,265	$22,061
Net Investment Income/(Loss)(d)	0.62%	0.68%	1.09%	0.73%
Expenses Before Reductions(d)(e)	0.65%	0.67%	0.77%	0.87%
Expenses Net of Reductions(d)	0.58%	0.58%	0.60%	0.58%
Portfolio Turnover Rate(c)	24.38%	24.67%	89.22%	19.08%

(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

FINANCIAL HIGHLIGHTS

AZL Turner Quantitative Small Cap Growth Fund
 (Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$7.70	$5.86	$12.90	$12.50	$11.23
Investment Activities:
Net Investment Income/(Loss)	0.01	(0.02)	(0.04)	(0.08)	(0.03)
Net Realized and Unrealized Gains/(Losses) on Investments	2.21	1.86	(4.96)	0.83	1.30
Total from Investment Activities	2.22	1.84	(5.00)	0.75	1.27
Dividends to Shareholders From:
Net Realized Gains	—	—	(2.04)	(0.35)	—
Total Dividends	—	—	(2.04)	(0.35)	—
Net Asset Value, End of Period	$9.92	$7.70	$5.86	$12.90	$12.50
Total Return(a)	28.83%	31.40%	(43.35)%	6.07%	11.31%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$91,473	$47,457	$36,237	$62,425	$94,669
Net Investment Income/(Loss)	0.11%	(0.23)%	(0.54)%	(0.47)%	(0.23)%
Expenses Before Reductions (b)	1.22%	1.24%	1.26%	1.23%	1.24%
Expenses Net of Reductions	1.22%	1.24%	1.26%	1.23%	1.23%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.22%	1.24%	1.26%	1.23%	1.24%
Portfolio Turnover Rate	97.13%	172.64%	225.56%	239.53%	94.34%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)
Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements in the Annual Report.

The Allianz Variable Insurance Products Trust ♦ Prospectus ♦ May 1, 2011

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Shareholder Reports):

Each Fund’s annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance, except the AZL Money Market Fund, during its last fiscal year.

Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-877-833-7113
Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx
(for the SAI)
www.allianzlife.com/PerformanceCenter/ShareholderReports.aspx
(for the shareholder reports)

Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

In Person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By Mail:

Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov.

The SEC charges a fee to copy any documents.

Investment Company Act file no. 811-09491